As filed with the Securities and Exchange Commission on August 25, 2017

File Nos. 033-85982 and 811-08846

SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
 SECURITIES ACT OF 1933

Post-Effective Amendment No. 55

AND

REGISTRATION STATEMENT UNDER THE
 INVESTMENT COMPANY ACT OF 1940

Amendment No. 56

Tributary Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

1620 Dodge Street
Omaha, NE 68197
 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:
(800) 662-4203

Brittany Fahrenkrog
1620 Dodge Street
 Omaha, NE 68197
(Name and Address of Agent for Service)

Copies to:

David E. Gardels
Husch Blackwell LLP
13330 California Street
Suite 200
 Omaha, NE 68154

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]	on _________, pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on _________, pursuant to Rule 485, paragraph (a)(1)
[X]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on _________, pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered:	Tributary Small/Mid Cap Fund, Institutional Class Shares and Institutional Plus Class Shares

SUBJECT TO COMPLETION AUGUST 25, 2017

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Tributary Funds

Prospectus and Privacy Policy

November 8, 2017

Tributary Small /Mid Cap Fund
Institutional Class: XXXXX
Institutional Plus Class: XXXXX

Forward Motion. Momentum. Success.

The Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents
Fund Risk/Return Summary
Tributary Small/Mid Cap Fund	1

Key Fund Information
Principal Investment Objective, Strategies, and Risks	5
Portfolio Holdings of the Fund	7

Your Investment
Buying, Selling, and Exchanging Shares	7
Transaction Policies	10
Distributions and Taxes	12
Management of the Fund	13
Financial Highlights	17
For More Information	Back cover

PROSPECTUS

Tributary Small/Mid Cap Fund

Investment Objective

The Tributary Small/Mid Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	None	None
Other Expenses(1)	0.99%	0.99%
Shareholder Servicing Fee	0.25%	None
Total Annual Fund Operating Expenses	2.09%	1.84%
Fee Waiver(2)	(0.85)%	(0.85)%
Total Annual Fund Operating Expenses Less Fee Waiver	1.24%	0.99%

(1)	Because the Fund has not been in operation for a full fiscal year, “Other Expenses” are based on estimated amounts expected to be incurred for the current fiscal year.

(2)
The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (which apply to the Institutional Class shares only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.99%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Directors approves a change in or elimination of the waiver.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
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	1 Year	3 Years
Institutional Class	$126	$573
Institutional Plus Class	$101	$496

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operation during the fiscal year.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its assets in securities of companies with small- or mid-market capitalizations. The Fund defines small- and mid-market capitalization companies as companies with market capitalizations of up to $30 billion. Generally, the Fund intends to purchase securities of companies whose market capitalizations fall within the range of the market capitalizations of those companies included in the Russell 2500 Index, at the time of purchase, and to sell companies when market capitalizations exceed $30 billion. The capitalization range of the Russell 2500 Index is between $35.1 million and $11.8 billion as of June 30, 2017. The Fund invests in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

The investment adviser seeks to implement a value oriented approach to the portfolio that targets companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities markets as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

2

Small-Cap Stock and Mid-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies and mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Value Investing Risk: The Fund’s value approach to investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance History

The Fund has not yet commenced operations as of the date of this Prospectus. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Management
Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Portfolio Managers:

Mark Wynegar, CFA, President and Portfolio Manager of Tributary, has managed the Fund since its inception in ____________.

Donald Radtke, Portfolio Manager of Tributary, has managed the Fund since its inception in _____________.
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Purchase and Sale of Fund Shares
Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

•	Go to www.tributaryfunds.com and visit our secure account area;

•	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

•	If you previously authorized telephone redemptions, call 1-800-662-4203 between 8 am and 5 pm CST.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Principal Investment Objective, Strategies, and Risks of the Tributary Small/Mid Cap Fund

Principal Objective

The Tributary Small/Mid Cap Fund (the “Small/Mid Cap Fund”) seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Small/Mid Cap Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of companies with small- or mid-market capitalizations. The Fund defines small- and mid-market capitalization companies as companies with market capitalizations of up to $30 billion. Generally, the Fund intends to purchase securities of companies whose market capitalizations fall within the range of the market capitalizations of those companies included in the Russell 2500 Index, at the time of purchase, and to sell companies when market capitalizations exceed $30 billion.  The capitalization range of the Russell 2500 Index is between $35.1 million and $11.8 billion as of June 30, 2017. The Fund invests in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options and rights. The Fund’s 80% investment policy is non-fundamental, and may be changed without a shareholder vote on 60 days’ written notice to shareholders.

The Fund’s investment adviser, Tributary Capital Management, LLC (the “Investment Adviser”), intends to use a value-oriented investment approach, looking for companies whose stock is trading below what the Investment Adviser considers its intrinsic value. The Investment Adviser may also consider other factors, including a company’s earnings record and/or dividend growth. The Fund typically does not emphasize current dividend or interest income. In selecting investments, the Investment Adviser intends to look at quantitative and qualitative measures of a company. Quantitative measures of a company include:

•	Price-to-earnings and other valuation ratios;
•	Balance sheet strength; and
•	Cash flow.

Qualitative measures of a company include:

•	Capital usage efficiency;
•	Management style and adaptability;
•	Market share;
•	Product lines and pricing flexibility;
•	Business visibility;
•	Opportunities for growing the business;
•	Distribution systems; and
•	Use of technology to improve productivity and quality.

Portfolio turnover is expected to be low, around 25% to 35% under normal market conditions. However, the Fund will sell a security without regard to how long it has owned the security if the Investment Adviser deems it advisable.

During extraordinary market or economic conditions, the Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements, and U.S. government securities. Such investments could keep the Fund from achieving its investment objective.

The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

5

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities markets as a whole.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Principal Risks — Equity Securities

Equity Securities Risk:

The stock portion of the Fund is subject to the risks of equity investing, which include:

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Small-Cap Stock and Mid-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies and mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

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Value Investing Risk: The Fund’s value approach to investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Portfolio Holdings of the Fund

Tributary Funds, Inc.’s policies and procedures with regard to the disclosure of the Fund’s portfolio securities are available in the Fund’s Statement of Additional Information.

Buying, Selling, and Exchanging Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the Funds. The Fund reserves the right to refuse purchases that may adversely affect the Fund. All investments must be made by check, Automated Clearing House (“ACH”) or wire. All checks must be made payable in U.S. dollars and drawn on U.S. Financial Institutions. The Fund does not accept cash, money orders, travelers checks, starter checks, counter checks, cashier's checks, third-party checks, credit cards or credit card checks.

Buying Shares

You can buy shares on-line at www.tributaryfunds.com, by mail or wire, or through your broker/dealer or other institutions. For an Application, call 1-800-662-4203 or visit our website and click on the Forms link on the Resources tab.

Opening an Account by Mail

Make out a check for the amount you want to invest, payable to the Fund. See page XX for minimum account amounts.

Mail the check and a completed Application to:

Tributary Funds Service Center
P.O. Box 219022
 Kansas City, MO 64121-9022

Opening an Account Online

Go to www.tributaryfunds.com and click on “Open New Account.”

Adding to Your Account by Mail

Make out a check for the amount you want to invest, payable to the Fund. See page XX for minimum account amounts.

Mail the check and a note with your account number to:

Tributary Funds Service Center
P.O. Box 219022
 Kansas City, MO 64121-9022

Adding to Your Account by Wire

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.
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Adding to Your Account Online

Go to www.tributaryfunds.com and visit our secure account area.

Through Other Institutions

To find out if you can buy shares through your bank, broker/dealer, or other institution, call 1-800-662-4203 or call your institution. Check with your institution for account requirements, procedures, and any fees, which will reduce your net return.

Customer Identification Program

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify, and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address.

Corporate, trust, and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such other action as we deem reasonable as required by law.

Automated Investment Plan

You can make regular monthly or quarterly purchases by an Automated Clearing House (ACH) transfer from your bank account. The minimum initial investment for Institutional Class shares, if setting up an automated investment plan, is $100. The minimum initial investment for Institutional Plus Class is $5 million. These investment minimums may be modified at the sole discretion of the Fund. To start, complete the Auto Invest Plan section of the Purchase Application or visit www.tributaryfunds.com and click on “Add Automatic Purchase” in the Account Details section. To change your plan, send the Fund a signature-guaranteed written request. See “Signature Guarantees” on page XX.

Selling (Redeeming) Shares

If you purchase your shares directly from the Fund, you can redeem them as described below. If you purchase shares through a bank or other institution, you need to meet that institution’s account requirements.

•	Go to www.tributaryfunds.com and visit our secure account area.
•	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022 or
•	If you previously authorized telephone redemptions, call 1-800-662-4203 to request the redemption.
•
The Fund will mail a check payable to the shareholder(s) of record to the address of record, or wire the funds at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See “Signature Guarantees” on page XX.

Undeliverable or Uncashed Redemption/Distribution Checks

If you choose to receive distributions in cash: If any distribution checks (1) are returned as “undeliverable” or (2) have not been negotiated before your next regularly scheduled distribution or within six months from the date of issuance, whichever is earlier, your account will be changed automatically so that all subsequent distributions are reinvested in shares in your account at the per share Net Asset Value (“NAV”) determined as of the date of the payment. Redemption and fund distribution checks that have not been negotiated within the timeframes noted above will be canceled, and the money will be reinvested in shares in the Fund at the current day per share NAV. Notices to “unresponsive payees” will be sent in accordance to SEC rules and regulations.
8

Automated Withdrawal Plan

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal for both Institutional Class shares and Institutional Plus Class shares is $100. To start, call 1-800-662-4203 or visit www.tributaryfunds.com and click on “Add Automatic Redemption” in the Account Details section. To change your plan, send the Funds a signature-guaranteed written request or an Account Change Form. See “Signature Guarantees” on page XX. You could have negative tax consequences (i.e., wash sales) if you purchase shares while you are making withdrawals. Be sure to check with your tax advisor on the effects of this plan, especially if you are also purchasing shares.

Exchanging Shares

You can exchange Fund shares for shares of another mutual fund offered by Tributary Funds, Inc.. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

•	Before making an exchange, read the Prospectus of the Fund whose shares you want to buy in the exchange.
•
Then mail the Fund your signature-guaranteed request or call 1-800-662-4203. See “Signature Guarantees” on page XX. The amount to be exchanged must meet minimum investment requirements, described on page XX. or

•	Go to www.tributaryfunds.com and click on “Exchange” in the Account Details section.

The Funds reserve the right to restrict or refuse an exchange request if a Fund has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets. There is no assurance the Funds will be able to anticipate any such exchange requests.

The Funds may change or eliminate the exchange privilege with 60 days’ notice to shareholders, though there are no plans to do so.

Excessive Trading

The Fund seeks to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between the Fund and other mutual funds offered by Tributary Funds, Inc. or sales and repurchases of the Fund within a short time period) may:

•	Disrupt portfolio management strategies;
•	Increase brokerage and other transaction costs; and
•	Negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in mutual funds that hold significant investments in small-cap securities and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Fund’s Board of Directors has adopted and implemented the following policies and procedures to detect, discourage, and prevent excessive short-term trading in the Fund:
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Monitoring of Trading Activity

The Fund, through its transfer agent, monitors selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Fund has broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	Restrict purchases or exchanges that they or their agents believe constitute excessive trading; and
•	Reject purchases or exchanges that violate the Fund’s excessive trading policies or its exchange limits.

Despite its best efforts, the Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange, and redemption orders on behalf of their customers. In short, the Fund may not be able to prevent all market timing and its potential negative impact.

Transaction Policies

Share Price

The Fund’s price per share, equal to its NAV, is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (“NYSE”) (typically 4 p.m. Eastern Time). A business day is any day on which the NYSE is open for business.

If the Fund receives your buy or sell order before the daily valuation time, you will pay or receive that day’s NAV for each share. Otherwise you will pay or receive the next business day’s NAV for each share.

To calculate the NAV, the Fund adds up the value of all of its securities and other assets, subtracts any liabilities, and divides by the number of outstanding Fund shares. You can determine the value of your account on any particular day by multiplying the number of shares you own by the day’s NAV.

The Fund’s securities are valued at market value. Securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 p.m. Eastern Time. If reliable market prices are not available, the fair value prices will be determined using methods approved by the Fund’s Board of Directors.

Some of the more common reasons that may necessitate that any security be valued using fair value procedures include:

•	The security’s trading has been halted or suspended;
•	The security has been de-listed from a national exchange;
•	The security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; and
•	The security has not been traded for an extended period of time.

Minimum Investments and Additions

The minimum initial investment for the Fund’s Institutional Class shares is $1,000 and for the Fund’s Institutional Plus Class shares is $5 million. For additional investments, the minimum investment for both Institutional Class shares and Institutional Plus Class shares is $50. Under the Auto Invest Plan, the required initial investment for Institutional Class shares drops to $100. The Fund may also waive minimum requirements for Individual Retirement Accounts, payroll deduction plans, and otherwise at their sole discretion.
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If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $1,000 for Institutional Class shares or $5 million for Institutional Plus Class shares, the Fund may ask you to add money to your account. If the balance remains below the minimum after 60 days, the Fund may close your account and mail you the proceeds, or for Institutional Plus Class shares, may convert your shares into Institutional Class shares.

Redemption Payments

If you redeem shares, your payment normally will be sent within seven days of the Fund’s transfer agent receiving your request. Shares are sold at the next NAV calculated after your request is received in good order. Unless it would adversely affect the Fund or its shareholders, the Fund tries to honor requests for next-day payment if your order is received on a business day before 4 p.m. (Eastern Time), or second-day payment if your order is received after that time.

Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Fund and its shareholders from loss.

The Fund intends to pay cash for all shares redeemed, but under unusual conditions may make payment wholly or partly in portfolio securities whose value equals the redemption price. You will incur brokerage costs when converting them to cash.

The Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or as otherwise permitted by the U.S. Securities and Exchange Commission (“SEC”). The Fund will require a signature guarantee on redemption requests of $50,000 or more, or if the redemption proceeds are to be paid or sent to someone other than you. See “Signature Guarantees” below.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if the signature is not. The Fund’s transfer agent may require a “medallion” signature guarantee for certain transactions.

You can obtain medallion signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Fund requires a medallion signature guarantee to change the address to which a redemption check is to be mailed or to make the check payable to someone other than the shareholder(s) of record. If you have changed your address within 30 days of a redemption request, a medallion signature guarantee is required. For joint accounts, each signature must be guaranteed. The Fund’s transfer agent reserves the right to reject any signature guarantee.

Telephone Transactions

For purchases made by telephone, the Fund and its agents will use reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Fund and its agents will not be liable for any loss, cost, or expense due to an investor’s telephone instructions or an unauthorized telephone redemption.
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If, because of peak activity or adverse conditions, you cannot place a telephone transaction, consider mailing your request as described in “Opening an Account by Mail” and “Selling (Redeeming) Shares” on page XX or visiting www.tributaryfunds.com. The Funds reserves the right to refuse a telephone transaction.

Distributions and Taxes

The timing and characterization of all income and capital gain distributions paid to Fund shareholders are determined in accordance with federal income tax laws and regulations. Income determined in accordance with federal income tax laws and regulations may differ from Generally Accepted Accounting Principles in the United States of America. As a result, net investment income for a reporting period may differ significantly from distributions paid during the same reporting period.

Distributions

Distributions from net investment income and net realized capital gains from the Fund, if any, are declared and distributed at least annually.

Taxes

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the shareholders. Additional tax information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

•	Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.
•
Distributions to non-corporate shareholders attributable to interest, non-qualified dividends, other ordinary income and net short-term capital gains are generally taxed as ordinary income, while distributions to non-corporate shareholders attributable to qualified dividend income are generally taxed at long-term capital gains rates provided certain holding period and other requirements are satisfied by the shareholder and the Fund.

•	Distributions from the Fund’s net long-term capital gains are taxable as long-term capital gains, no matter how long you have held shares of the Fund.
•
Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD, provided certain holding period and other requirements are satisfied by the shareholder and the Fund.

•	Some dividends paid in January may be taxable as if you had received them the previous December.
•	Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.
•
If the distribution of income or gain realized on the sale of securities causes a share’s NAV to fall below what you paid for it, the distribution is a “return of invested principal” but is still taxable as described above.

•
If you buy shares shortly before the record date of the Fund’s dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

•
In general, if you sell or redeem shares you will realize a capital gain or loss, which will be long-term or short-term, depending upon your holding period for the shares. Any loss recognized on the sale of shares of the Fund held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares in different Funds may be treated as a sale and any gain may be subject to tax.

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•
Losses realized on the sale or other disposition of shares of the Fund will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of shares). The disallowed loss will be added to the cost basis of the new shares acquired.

•
As with all mutual funds, the Fund may be required to withhold U.S. federal income tax (at a rate of 28%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

•
For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

At least annually, the Fund will advise you of the source and tax status of all the distributions you have received.

This Prospectus gives only general tax information. Before you invest, consult your tax advisor on federal, state, and local tax considerations for your specific situation.

Management of the Fund

Investment Adviser

The Fund’s Investment Adviser is Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Bank of Omaha (“First National”), which is a subsidiary of First National of Nebraska, Inc. (“FNNI”), a Nebraska corporation with total assets of approximately $19.6 billion as of June 30, 2017. FNNI is a privately held financial services organization. Tributary is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, and is located at 1620 Dodge Street, Stop 1089, Omaha, NE 68197. As of June 30, 2017, Tributary had approximately $1.9 billion in assets under management.

Responsibilities

Tributary supervises and administers the Fund’s investment program. Supervised by the Fund’s Board of Directors and following the Fund’s investment objective and restrictions, Tributary:

•	Manages the Fund’s investments;
•	Makes buy/sell decisions and places the orders; and
•	Keeps records of purchases and sales.

Portfolio Managers

Investment decisions for the Fund are made by Tributary Portfolio Managers. The following people are primarily responsible for day-to-day management of the Fund. Additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund managed by that portfolio manager is available in the SAI.

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Small/Mid Cap Fund (Tributary Value Equities Team)

•
Mark Wynegar, CFA, President, Portfolio Manager. Mark serves as President of Tributary and is a Portfolio Manager for the Small/Mid Cap Fund. Mark has over 22 years of industry experience and joined Tributary’s predecessor, First National, in May 1999. Prior to joining Tributary, he worked for five years at Westchester Capital Management as a Senior Securities Analyst and for two years at Union Pacific Railroad as a Financial Analyst, both in Omaha, NE. Mark received his Bachelors in Business Administration from the University of Nebraska at Lincoln in 1993 and earned his Chartered Financial Analyst designation in 1997. He is a member of the CFA Society of Nebraska and the CFA Institute and served on the Board of the CFA Society of Nebraska from 2002 to 2009, holding the Presidency during 2007 and 2008.

•	Don Radtke, Portfolio Manager. Don serves as portfolio manager for the Small/Mid Cap Fund and is responsible for covering the energy and industrial sectors for the Equity Team. Don brings over 26 years of financial industry experience and joined Tributary Capital Management's predecessor, First Investment Group in September 2007. Prior to joining Tributary Capital Management, Don spent over seven years as an Equity and Fixed Income Analyst and fund Co-Manager for WB Capital Management in Des Moines, Iowa and was an Analyst at Bank of America Capital Management in St. Louis, Missouri, and Piper Jaffray and Craig-Hallum in Minneapolis, Minnesota. He received his Bachelor of Arts degree in Economics from the University of Wisconsin-Milwaukee and Masters of Business Administration from the University of Minnesota. Don is a member of the CFA Society of Nebraska and the CFA Institute.

Fees

The Fund has agreed to pay Tributary an advisory fee (net of waivers) at the annual rate of 0.85% of the Fund’s average daily net assets.

The Adviser has agreed to waive its advisory fee and reduce the administration fees payable to it and/or reimburse other expenses of the Fund, during the period one year from the effective date of the registration statement of the Company, to the extent necessary to limit the Fund’s total operating expenses, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the Fund’s average daily net assets ) listed below. There can be no assurance that Tributary will continue to waive fees and reimburse expenses after such period. The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that, but for waivers and/or reimbursements, would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its investment advisory fee. Such reimbursement by the Fund would be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s current expense limitation in effect for the period. The Adviser shall be entitled to recoup such amounts for a period up to three (3) years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund.

Fund	Expense Caps (Annual Rate Based on the Fund’s Average Net Assets )
Small/Mid Cap Fund	0.99%

A discussion regarding the basis for the Board of Directors’ approval of the Fund’s investment advisory agreement will be included in the Fund’s Annual Report to shareholders for the period ended March 31, 2018. These discussions are available on the Fund’s website at www.tributaryfunds.com.

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Other Service Providers

The Fund’s Board of Directors has appointed various parties to advise and administer the Fund.

Co-Administrators

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) located at Three Canal Plaza, Portland, ME 04101, provides fund accounting and fund administration services to the Fund and supplies certain officers of the Trust, including a Principal Financial Officer.

Tributary also serves as Co-Administrator for the Fund, providing clerical, compliance, regulatory, accounting, and other services.

Custodian and Transfer Agent

MUFG Union Bank, N.A., 350 California Street, San Francisco, CA 94104, serves as custodian and provides for the safekeeping of Fund assets.

DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105, is the Fund’s transfer agent, whose functions include disbursing dividends and other distributions.

All service providers receive fees. They may choose to waive some or all of their fees at either the Fund or the Class level, which will cause the Fund’s or Class’ returns, as applicable, to be higher than they would have been without the waiver.

Distributor

Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the Funds.

Service Plan

Certain financial intermediaries may accept purchase and redemption orders on the Fund’s behalf. Such purchase and redemption orders will be deemed to have been received by the Fund at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the Fund may effect portfolio transactions through broker dealers who sell Fund shares, the Fund does not consider the sale of Fund shares as a factor when selecting broker dealers to effect portfolio transactions.

The Fund bears fees payable to certain intermediaries or financial institutions for provision of recordkeeping, sub-accounting services, transfer agency, and other administrative services. The expenses paid by the Fund are included in “Other Expenses” in this Prospectus.

The Fund has adopted an Administrative Service Plan (the “Services Plan”) under which the Fund may enter into a shareholder servicing agreements to pay compensation to banks and other financial institutions that provide various administrative services for Fund shareholders (“Shareholder Servicing Agent”). Under the Services Plan, the fees may not exceed an annual rate of 0.25% of the Fund’s average daily net assets. Such Shareholder Servicing Agents may include the Investment Adviser, its correspondent and affiliated banks, the co-administrators and their affiliates, and third-party financial intermediaries.

15

The Fund’s current agreements with Shareholder Servicing Agents sets each Shareholder Servicing Agent’s service fee at the annual rate of 0.25% of the average aggregate net asset value of the Fund held during the period by customers for whom such Shareholder Servicing Agent provided services under the shareholder servicing agreements. Each Shareholder Servicing Agent may choose to waive some or all of this fee, which will cause the Fund’s total return and yield to be higher than without the waiver.

16

Tributary Funds Financial Highlights

The financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

17

For more information about Tributary Funds, Inc.,
 ask for a free copy of the following:

Statement of Additional Information (“SAI”)

The SAI has been filed with the SEC and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.

Annual/Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. These reports describe the Fund’s performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain the Fund’s SAI, Annual and/or Semi-Annual Reports, other information about the Fund and for other shareholder inquiries:

By phone:
Call
1-800-662-4203

By mail:
Tributary Funds Service Center
P.O. Box 219022
 Kansas City, MO 64121-9022

On the web:
www.tributaryfunds.com

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. You can call 1-202-551-8090 for information on the operations of the Public Reference Room. Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov.

Public Reference Section
Securities and Exchange Commission
 Washington, D.C. 20549-1520

SEC File Number 811-08846

Forward Motion. Momentum. Success.

TF-PRU-0817

SUBJECT TO COMPLETION AUGUST 25, 2017

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Tributary Small/Mid Cap Fund
Institutional Class (Ticker: XXXXX)
Institutional Plus Class (Ticker: XXXXX)

A Separate Investment Portfolio of

TRIBUTARY FUNDS, INC.

Statement of Additional Information

November 8, 2017

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Prospectus (the “Prospectus”) of Tributary Small/Mid Cap Fund (the “Small/Mid Cap Fund” or the “Fund”). The Prospectus for the Fund is dated November 8, 2017. The Fund is a separate investment portfolio of Tributary Funds, Inc. This SAI is incorporated in its entirety into the Prospectus. No investment in shares (“Shares”) of the Fund should be made without first reading the Fund’s Prospectus. The Fund has not commenced operations prior to the date hereof and thus the Fund’s financial statements are not available. Copies of the Prospectus or future Annual Reports (when such Reports are available) may be obtained, free of charge, by writing to Tributary Funds, Inc. at P.O. Box 219022, Kansas City, MO 64141-6022, or by telephoning toll free (800) 662-4203. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

STATEMENT OF ADDITIONAL INFORMATION

THE COMPANY

Tributary Funds, Inc. (the “Company”), a Nebraska corporation organized on October 12, 1994, is an open-end management investment company which currently offers seven investment portfolios, including the Small/Mid Cap Fund identified on the first page of this SAI, as well as the Tributary Short-Intermediate Bond Fund, Tributary Income Fund, Tributary Balanced Fund, Tributary Nebraska Tax-Free Fund, Tributary Growth Opportunity Fund, and Tributary Small Company Fund (collectively, the “Funds”). The Small/Mid Cap Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.

INVESTMENT POLICIES AND RISKS

Additional Information on Portfolio Instruments

The following policies supplement the Fund’s investment policies and risks in the Prospectus.

Bank Obligations. The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and demand and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument upon its maturity. Bankers’ acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. The Funds may invest in certificates of deposit and demand and time deposits of domestic and foreign banks and savings and loan associations, if (i) at the time of investment the depositary institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (ii) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).

The Fund may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Fund may invest in “investment grade” domestic and foreign commercial paper. For a complete explanation of “investment grade” commercial paper, please see Appendix A to this SAI. In general, investment in lower-rated instruments is more risky than investment in instruments in higher rated categories. The Fund may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Fund may invest, are unsecured demand notes that permit the underlying debt to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. The Fund’s investment adviser or sub-adviser (each an “Adviser” and, collectively, the “Advisers”) will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. The Fund will not invest more than 5% of its assets in such securities.

Master Limited Partnerships. A master limited partnership (“MLP”) is a limited partnership, the interests of which are freely traded on an established market, and which receives special tax treatment as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as an MLP, at least 90% of its income must be from qualifying sources such as exploration, development, mining, production, processing, refining, transportation, storage, and marketing of mineral or natural resources. The general partner of the MLP is usually structured as a private or public corporation (often in the energy or real estate industries), an investment fund, or other type of entity. The general partner typically controls the operations and management of the partnership while each limited partner (with limited control and voting rights) provides capital investment and receives income distributions from its operations. Unlike shareholders in a corporation, MLP limited partners do not elect directors annually. In the event of liquidation, holders of common limited partnership units of MLPs usually have first rights to the MLP’s remaining assets after bondholders, other debt holders, and any preferred unit holders have been paid in full.

Limited partnerships are “pass through” entities and do not pay U.S. federal income tax at the entity level. Therefore, more cash may be available for distributions, as compared to the corporate structure. MLP partnerships are usually structured in ways that provide financial incentives to the general partner to streamline expenses, increase capital expenditures, increase cash flows and pay distributions. The general partner and each limited partner are normally each responsible for their respective proportionate share of income, gains, losses, and deductions, even if the MLP does not pay a cash distribution. Accordingly, there is a risk that the Fund could be liable for MLP-related tax in respect to its share of the MLP’s gains, even though the MLP did not make a distribution of cash to the Fund. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate, which would reduce the amount of cash available for distributions, and the distributions the Fund receives could be taxed entirely as dividend income. Historically, because many MLPs have pursued aggressive acquisition activities, a significant portion of income from such MLPs has been offset by tax deductions. If an MLP in which the Fund invests previously engaged in such acquisition activity and then significantly reduced such activity, such MLP’s accelerated depreciation (generated by the new acquisitions) would be reduced, which could result in an increase in the Fund’s tax liability respecting its investment in the MLP. The Fund may invest up to 5% of its net assets in units of MLPs which are traded on U.S. or global securities exchanges.

The risk of investing in a limited partnership is different than investing in other types of equity securities. Holders of limited partnership interests generally have less control and rights respecting the partnership’s operations, as compared to shareholders in a corporation. There are also potential conflicts of interest that may arise between the limited partners and the general partner. Furthermore, changes in the Code or a determination by the Internal Revenue Service (“IRS”) that the MLP must be taxed as a corporation would eliminate the flow-through taxation benefits of a partnership.

Foreign Investments. The Fund may invest in foreign securities either directly or through the purchase of sponsored or unsponsored depositary receipts, including American Depositary Receipts (“ADRs”). The Fund may invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored and unsponsored ADRs.

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. An “emerging country” is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national product (“GNP”) than more developed countries. There are currently in excess of 100 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. Generally, ADRs are designed for trading in the U.S. securities market, and may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. Unsponsored depositary receipts may be less liquid than sponsored ones, and there may be less information available regarding the underlying foreign issuer for the unsponsored depositary receipt. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited securities to the holders of the receipts.

Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs, investment companies that invest in foreign securities, and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic, and social developments, possible imposition of withholding taxes on interest and dividend income, possible seizure, nationalization, or expropriation of foreign investments or deposits, currency blockage, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. Where purchases of foreign securities are made in foreign currencies, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Investments in emerging markets involve even greater risks such as immature economic structures and legal systems which may not be totally developed. The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as GNP growth, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Funds that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Fixed Income Securities. The Fund may invest in fixed income securities. Any fixed income securities in which the Fund invests primarily will be “investment grade.” For a complete explanation of “investment grade” fixed income securities, please see Appendix A to this SAI.

U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government, such as those of the Government National Mortgage Association (“Ginnie Mae”) and the Export Import Bank of the United States; others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Home Loan Banks, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund may invest in the obligations of such agencies or instrumentalities only when the Fund’s Adviser believes that the associated credit risk is commensurate with the anticipated gain.

Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by shareholders.

Other Loans. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by the lending Fund’s Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays that Fund any dividends or interest received on such securities. Loans are subject to termination by such Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment (see the Fund’s Proxy Voting Policies and Procedures contained in Appendix B to this SAI). In the event the borrower would default in its obligations, the Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. The Fund will enter into loan agreements only with broker-dealers, banks or other institutions that the Fund’s Adviser has determined are creditworthy under guidelines established by the Board.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the FDIC and/or registered broker-dealers which the Fund’s Adviser deems credit-worthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements will be of the same type and quality as those in which such Fund may invest directly. The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) plus the transaction costs, including loss of interest, that the Fund reasonably could expect to incur if the seller defaults. This requirement will be continually monitored by the Fund’s Adviser which is a party to these agreements, and if the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board believes that, under the regular procedures normally in effect for custody of a Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund’s investment restrictions. Under these agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and the Adviser will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities and that the buyer may default on its obligation to sell such securities back to the Fund. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

Except as otherwise disclosed to the shareholders (“Shareholders”) of the Fund, the Company will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Company’s Co-Administrators, or their affiliates, and will not give preference to the Adviser’s correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Illiquid Securities. The Fund may invest up to 5% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities (“Illiquid Securities”)). The Board has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities (“restricted securities”) exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”) (securities that may be resold pursuant to Rule 144A or Regulation S under the Securities Act), may be considered liquid. The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private or international resale market), (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL Market), and (iv) other permissible relevant factors. Certain securities, such as repurchase obligations maturing in more than seven days, are currently considered illiquid.

Restricted securities may be sold only in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering for which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board. If, through the appreciation of Illiquid Securities or the depreciation of liquid securities, the Fund is in a position where more than 5% of the value of its net assets is invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as its Adviser deems advisable, if any, to reduce the percentage of such securities to 5% or less of the value of its net assets.

Temporary Defensive Positions. During temporary defensive periods as determined by the Adviser, as appropriate, the Fund may hold up to 100% of its total assets in high-quality short-term obligations including domestic bank certificates of deposit, bankers’ acceptances, repurchase agreements secured by bank instruments, Treasury securities, government issued securities, and money market securities. To the extent that the Fund invests in these obligations, the Fund may not achieve its investment objective.

Over-the-Counter Market. The Fund may invest in common stocks, some of which will be traded in the over-the-counter market. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy specified standards. Any security can be traded in the over-the-counter market as long as a broker-dealer is willing to make a market in the security. Because there are no minimum requirements for a company’s assets or earnings or the number of its stockholders in order for its stock to be traded over-the-counter, there is great diversity in the size and profitability of companies whose stocks trade in this market, ranging from relatively small little-known companies to well-established corporations. When the Fund disposes of such a stock, it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

Small and Medium Capitalization Companies. As described in the prospectus, the Fund may invest in securities issued by companies with relatively smaller or medium capitalizations. Securities issued by companies with relatively smaller or medium market capitalizations in general present greater risks than securities issued by companies with larger market capitalization and may be subject to large, abrupt, or erratic fluctuations in price due, in part, to such factors as the issuer’s dependence upon key personnel, the lack of internal resources, the inability to obtain funds from external sources, and dependence on a new product or service for which there is no firmly established market. An emphasis on smaller and medium-capitalization companies may result in even greater risk than is inherent in other equity investment alternatives. The Fund will likely have somewhat greater volatility than the stock market generally, as measured by the S&P 500 Index.

Investment Restrictions

Fundamental Restrictions

The Fund’s investment objective is a fundamental policy and may not be changed without a vote of the holders of a majority of such Fund’s outstanding Shares. In addition, the following investment restrictions may be changed only by a vote of the majority of the Fund’s outstanding Shares (as defined under “ADDITIONAL INFORMATION – Vote of a Majority of the Outstanding Shares”).

The Fund will not:

1.
Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase: (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2.
Purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (ii) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services i.e. gas, gas transmission electric and telephone will each be considered a separate industry;

3.
Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund’s total assets at the time of its borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets;

4.
Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements as described above.

5.	Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

6.	Engage in any short sales;

7.	Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of restricted securities;

8.	Purchase or sell commodities or commodities contracts, unless and until disclosed in the Fund’s current Prospectus; and

9.	Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities are not prohibited by this restriction).

Non-Fundamental Restrictions

The following additional investment restrictions may be changed by the Board without the vote of a majority of the Fund’s outstanding Shares :

The Fund may not:

1.	Purchase or otherwise acquire any securities if, as a result, more than 5% of the Fund’s net assets would be invested in Illiquid Securities;

2.
Purchase securities of other investment companies except (i) as permitted by the 1940 Act and the rules, regulations, and orders adopted thereunder, or (ii) in connection with a merger, consolidation, acquisition, or reorganization; and

3.
Purchase participations or direct interests in oil, gas, or other mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not prohibited in this restriction).

The Fund, to the extent applicable, intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes, provided, however, that this policy does not apply with respect to meeting the requirements under Rule 4.5 of the CEA.

Portfolio Turnover

The Fund’s portfolio turnover rate is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The U.S. Securities and Exchange Commission (the “SEC”) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

Minimum Requirement of Rule 35d-1

The Fund, as noted in the Prospectus, has adopted a non-fundamental operating policy that requires at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the Fund’s name. Although this 80% or greater requirement is a non-fundamental operating policy that may be changed by the Board without shareholder approval, the Board has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy that was adopted under the requirements of Rule 35d-1.

NET ASSET VALUE

As indicated in the Prospectus, the Fund’s net asset value (“NAV”) is determined and the Fund’s Shares are priced each business day at the regularly-scheduled close of trading on the New York Stock Exchange (“NYSE”) (typically 4 p.m. Eastern Time), or as of the close of the business day, whichever time is earlier. Currently, the following holidays are observed by the Funds: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Fund calculates its NAV as follows:

NAV= (value of Fund assets) — (Fund liabilities)
 Number of outstanding Shares

Securities that are listed or traded on a stock exchange or the NASDAQ or National Market System (“NMS”) are valued at the closing price, if available, on the exchange or market where the security is principally traded (including the NASDAQ Official Closing Price for the Financial Industry Regulatory Authority (“FINRA”) traded securities). Where quotations are not readily available or are deemed unreliable, the Fund’s investments are valued at fair value as determined by management in good faith using methods approved by the Board. Debt securities are valued at prices furnished by a pricing service approved by the Board subject to review and determination of the appropriate price by the Company, whenever a furnished price is significantly different from the previous day’s furnished price. In making such valuations, the pricing service utilizes dealer-supplied valuations which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, because such valuations are believed to more accurately reflect the fair value of such securities. Short-term obligations may be valued at amortized cost, which constitutes fair value as determined by the Board. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Fund securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board.

Generally, trading in foreign securities, as well as U.S. government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s Shares are determined as of such times. Prices of foreign securities denominated in foreign currency will be converted into U.S. dollar equivalents using the daily rate of exchange at the time of NAV calculation. Occasionally, events affecting the value of securities may occur between the times at which they are determined and at the close of the NYSE, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management in good faith using methods approved by the Board.

For purposes of determining the Fund’s NAV per Share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of the NAV calculation.

The Fund’s NAV per Share will be calculated separately from the per Share NAV of the other Funds offered by the Company. “Assets belonging to” the Fund consist of the consideration received upon the issuance of Fund Shares together with all net investment income, earnings, profits, realized gains/losses, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular Fund. The Fund is charged with its direct liabilities and with a share of the general liabilities of all of the Company’s Funds.

ADDITIONAL PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

Purchases. Fund Shares are sold on a continuous basis by the Fund’s distributor, Northern Lights Distributors, LLC (the “Distributor”), and the Shares may be purchased either directly from the Fund or through banks or certain other institutions. Investors purchasing Shares may include officers, Directors, or employees of the Adviser or their correspondent or affiliated banks.

Customers of First National Bank of Omaha (“First National”) or its correspondent or affiliated banks (collectively, the “Banks”) may purchase Shares in connection with the requirements of their qualified accounts maintained at the Banks.

Shares purchased through the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Banks. With respect to Shares sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Company and to deliver federal funds for purchase on a timely basis. Beneficial ownership of Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to their customers. A Bank will exercise voting authority for those Shares for which it is granted authority by the customer.

The Banks and other institutions may impose particular customer account requirements in connection with investments in the Fund, such as minimum account size or minimum account thresholds above which excess cash balances may be invested in Fund Shares. In addition, depending on the terms of the particular account used to purchase Fund Shares, the Banks or other institutions may impose charges against the account. These charges could include asset allocation fees, account maintenance fees, sweep fees, compensatory balance requirements, transaction charges or other charges based upon account transactions, assets or income. The charges will reduce the net return on an investment in the Fund. Investors should contact their institutions with respect to these fees and the particular institution’s procedures for purchasing or redeeming Shares. The Prospectus and this SAI should be read in conjunction with any such information received from the Banks or the institutions.

Exchanges. If Shares are purchased through a Bank or other institution, the Shares may be exchanged only in accordance with that account’s instructions and procedures.

Redemptions. If a customer has agreed with a Bank to maintain a minimum balance in his or her account with the Bank, and the balance in that account falls below that minimum, the customer may be obligated to redeem, or the Bank may redeem on behalf of the customer, all or part of the customer’s Shares of the Fund to the extent necessary to maintain the required minimum balance. The minimum balance required by any such Bank or other institution may be higher than the minimum required by the Company.

The Company’s transfer agent, DST Systems, Inc. (the “Transfer Agent”), reserves the right to reject any signature guarantee if: (i) it has reason to believe that the signature is not genuine; (ii) it has reason to believe that the transaction would otherwise be improper; or (iii) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

The Company may suspend the right of redemption or postpone the date of payment for Fund Shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (ii) the NYSE is closed for other than customary weekend and holiday closings, (iii) the SEC has by order permitted such suspension, or (iv) an emergency exists as a result of which (a) disposal by the Company of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Company to determine the fair value of the Funds’ net assets.

If you choose to receive distributions in cash: If any distribution checks (1) are returned as “undeliverable” or (2) have not been negotiated before your next regularly scheduled distribution or within six months from the date of issuance, whichever is earlier, your account will be changed automatically so that all subsequent distributions are reinvested in shares in your account at the per share NAV determined as of the date of the payment. Redemption and fund distribution checks that have not been negotiated within the timeframes noted above will be canceled, and the money will be reinvested in Fund shares at the current day per share NAV. Notices to “unresponsive payees” will be sent in accordance to SEC rules and regulations.

MANAGEMENT OF THE COMPANY

Directors and Officers

Overall responsibility for management of the Company rests with its Board, which is elected by the Shareholders of the Company. The Company is managed by the Board in accordance with the laws of Nebraska governing corporations. The Board of Directors oversees all of the Funds. The Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation, or removal. The Directors elect the officers of the Company to supervise actively its day-to-day operations. Information about the Company’s Directors and officers follows:

Name, Address, and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
Robert A. Reed 1620 Dodge Street Omaha, NE 68197 Age: 77	Director; Corporate Governance and Nominations Committee Chair	Indefinite; Since 1994.	Retired. President and Chief Executive Officer, Physicians Mutual Insurance Company and Physicians Life Insurance Company (1974 to December 2014).	7	None
Gary D. Parker 1620 Dodge Street Omaha, NE 68197 Age: 72	Director; Audit Committee Chair	Indefinite; Since 2005.	Retired since 2000.	7	None
John J. McCartney 1620 Dodge Street Omaha, NE 68197 Age: 73	Lead Independent Director	Indefinite; Since 2010.	Retired since 2007.	7	None
David F. Larrabee 1620 Dodge Street Omaha, NE 68197 Age: 57	Director	Indefinite; Since 2016	Retired since 2012. Senior Vice President, Intermediary Sales, American Century Investments, Inc. and President and CEO, American Century Investment Services, Inc. (broker/dealer subsidiary) (2009 to May 2012); prior to 2009, Mr. Larrabee held various senior positions with American Century Investments, Inc.	7	None
Interested Directors*
Stephen C. Wade 1620 Dodge Street Omaha, NE 68197 Age: 52	Director, Chairman of the Board and President	Indefinite; Since 2016.	Senior Vice President - Investment Services, First National Bank of Omaha (December 2013 to present); Managing Director – Institutional Trust, First National Bank of Omaha (February 2011 to December 2013).	7	Director, First National Capital Markets, Inc.
Brittany A. Fahrenkrog 1620 Dodge Street Omaha, NE 68197 Age: 39	Director and Senior Vice President	Indefinite; Since 2016.	Director, Sales & Client Services, Tributary Capital Management, LLC (since May 2010).	7	None.

*
As defined in the 1940 Act, Mr. Wade is an “interested” Director because he is an officer of First National Bank of Omaha, the parent of the Funds’ investment adviser, and an owner of securities issued by First National of Nebraska, Inc, and Ms. Fahrenkrog is an “interested” Director because she is an employee of Tributary Capital Management LLC, the Funds’ investment adviser.

The following are the experiences, qualifications, and skills of each of the Directors which led to the conclusion that they should serve as such.

Robert A. Reed. Until his retirement in 2014, Mr. Reed served as President and Chief Executive Officer of Physicians Mutual Insurance Company and Physicians Life Insurance Company. In his capacity as CEO, Mr. Reed supervised the investment and financial functions of the two insurance companies. Mr. Reed's extensive management experience, particularly his oversight responsibility with respect to regulatory matters, in these areas qualifies him to oversee the Company (including its relationship with its Advisers) and to serve as an Independent Director on the Board and Chair of the Corporate Governance and Nominations Committee.

Gary D. Parker. Until his retirement in 2000, Mr. Parker served for a number of years as Chairman, President, and CEO of Lindsay Corporation, a leading manufacturer of center pivot and lateral move irrigation systems, which is listed on the NYSE. In his capacity as Chairman and CEO of a public company, Mr. Parker supervised business and financial matters of that company as a board member and executive responsible to public investors. Mr. Parker's breadth of managerial and executive leadership in public company corporate governance and public financial reporting are experiences directly applicable to Mr. Parker's service as an Independent Director on the Board and Chair of the Audit Committee.

John J. McCartney. Until his retirement in 2007, Mr. McCartney was Executive Vice President and Chief Financial Officer of Zurich Insurance Group North America, a part of Zurich Financial Services, a global insurance-based financial services provider. During Mr. McCartney's time in this position, this Zurich unit grew from $9 billion to $16 billion in total assets. Mr. McCartney's responsibilities included significant emphasis on financial control, financial reporting, auditing, Sarbanes-Oxley compliance, and implementation of a new governance process. Mr. McCartney's more than 32 years of broad management experience of financial services companies, including oversight of investment portfolios, and his responsibilities for financial controls and Sarbanes-Oxley compliance, demonstrate relevant experience applicable to his duties in overseeing the Funds' operations and qualify him to serve as the lead Independent Director on the Board.

David F. Larrabee. Until his retirement in 2012, Mr. Larrabee served in executive management positions in the mutual fund industry as President and CEO of American Century Investment Services, Inc. and as Senior Vice President of American Century Investments, Inc. In these capacities, Mr. Larrabee developed significant experience in mutual fund operations, including product development and distribution. Mr. Larrabee’s more than 30 years’ experience in the financial services industry also includes positions with State Street Bank and Trust Company and UMB Bank, which included experience with daily fund operations such as custody and cash management. Mr. Larrabee’s overall managerial experience in the mutual fund industry qualifies him to serve as a member of the Company’s Board.

Stephen C. Wade. Mr. Wade’s service as Senior Vice President – Investment Services of First National Bank of Omaha, as well as experience in other managerial roles with First National Bank of Omaha and as Chief Financial Officer of Castle Bank over a more than 20 year career in financial services brings relevant managerial experience in the financial services industry to the Company’s Board, and qualifies him to serve as a member of the Company’s Board.

Brittany A. Fahrenkrog. Ms. Fahrenkrog is qualified to serve as a member of the Company’s Board based on her experience as Tributary Capital Management’s Director of Sales and Client Services, where she acts as a key liaison between the Funds’ Board of Directors and the Adviser and assists in new product development and strategic planning. In addition, Ms. Fahrenkrog began working on the Tributary Funds in 2005 and since that time has served as the principal administrator within Tributary Capital Management, LLC overseeing board-directed initiatives, service providers, expense management and continues this role as Senior Vice President of the Funds. Ms. Fahrenkrog joined Tributary Capital Management's predecessor, First Investment Group in 2002 as a Marketing Specialist.

Other Executive Officers

Name, Address, and Age of Executive Officers	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Karen Shaw Three Canal Plaza Suite 600 Portland ME 04101 Age: 45	Treasurer; Principal Financial Officer	Indefinite; Since August 2015.	Senior Vice President, Atlantic Fund Services (“Atlantic”) (2008 – present).
Rodney L. Ruehle 690 Taylor Road, Suite 210 Columbus, OH 43230 Age: 48	Chief Compliance and Anti-Money Laundering Officer	Indefinite; Since August 2009.
Director, Foreside Management Services, LLC (2008 – present); Chief Compliance Officer of Praxis Mutual Funds (May 2015 to present); Chief Compliance Officer of Horizons ETF Trust (December 2016 to present); Chief Compliance Officer of Context Capital Funds (November 2015 to present); Chief Compliance Officer of Asset Management Fund (November 2009 –April 2016); Chief Compliance Officer of Advisers Investment Trust (July 2011 – December 2016); Chief Compliance Officer of Penn Series Funds, Inc. (February 2012 – November 2014).

Gino Malaspina Three Canal Plaza Suite 600 Portland ME 04101 Age: 49	Secretary	Indefinite; Since July 2016.
Senior Counsel, Atlantic (since June 2014); Senior Counsel and Managing Director, Cipperman & Company/Cipperman Compliance Services LLC (2010-2014); and Associate, Stradley Ronon Stevens & Young, LLP (2009-2010).

Board Structure

The Board has six directors, four of whom are not “interested persons” (as defined in the 1940 Act) (the “Independent Directors”) of the Funds, the Funds’ investment adviser or sub-adviser, or the Funds’ various service providers. Accordingly, the Company’s Board consists of two-thirds Independent Directors following the election of David F. Larrabee and Brittany A. Fahrenkrog as directors.

Because of the Funds’ long-standing affiliation with First National of Nebraska, Inc. (“FNNI”) (the parent of Tributary Capital Management, LLC’s immediate corporate parent, First National Bank of Omaha) and its related entities, the Funds have always had at least one director who is affiliated with FNNI or its related entities, an arrangement which is quite common in the fund industry. Presently, two directors, Mr. Wade and Ms. Fahrenkrog, meet the definition of “interested” under the 1940 Act. Mr. Wade is an interested direction because of his affiliation with First National Bank of Omaha, and as an owner of securities issued by FNNI, and Ms. Fahrenkrog is an interested director because of her employment with Tributary Capital Management, LLC. Mr. Wade currently serves as the Company’s Chairman of the Board and President, and was elected to serve in these capacities by the Funds’ Board on September 30, 2016 to replace Stephen R. Frantz, who resigned as the Funds’ Director, Chairman of the Board and President effective September 22, 2016. A two-thirds majority of Independent Directors will continue to provide an appropriate level of oversight of conflicts of interest among the Funds’ investment adviser, subadviser and the Funds when considering the terms of any advisory contracts, as well as nominating directors to serve on the Board in the future, while allowing for a continued liaison with FNNI and Fund management to benefit shareholders through exposure to management’s resources for the Funds.

The Board has appointed John J. McCartney as lead Independent Director. The Board has designated a lead Independent Director to serve as the primary liaison between the Independent Directors and the Adviser. All committee matters which should be decided by Independent Directors currently are determined by the four Independent Directors functioning as a committee, or as the only Independent Directors, as applicable.

The Board has formed two committees, the Audit Committee and the Corporate Governance and Nominations Committee, which are generally charged with determining the Company’s most important corporate governance matters, such as reviewing the Funds’ reported financial information and nominating new directors for shareholder election. Both of those committees are comprised solely of the four Independent Directors. Please see the description below regarding the specific responsibilities of those committees.

The Board’s role in overseeing the risks of the Funds begins with its duties imposed by it under both the 1940 Act and state corporate law—as the body which is charged with supervision of the Funds overall operations. In addition to reviewing periodic reports provided to the Board from the Funds’ various service providers, the Board meets, usually in person, at least quarterly to discuss the Funds’ operations, performance, and other matters such as review of compliance concerns, if any. The Board has caused the Funds to engage with certain service providers which assist it in overseeing the Funds’ operations. For example, the Funds’ co-administrators are primarily responsible for assuring the Funds’ accounting is appropriately managed and the Funds’ internal operations are appropriately carried out, the Funds’ investment advisers are primarily responsible for implementing the Funds’ respective investment programs, and the Funds’ independent auditors are primarily responsible for conducting the annual audit of the Funds’ financial statements. The Board oversees the activities of all of these service providers.

In addition, the Board’s committee structure further enables it to oversee the Funds’ risks. The primary committee in this regard is the Audit Committee, which is comprised entirely of Independent Directors. The Funds’ independent auditors must report their findings and conclusions respecting their annual audit of the Funds’ financial statements. Furthermore, the Funds’ internal policies require service providers and other persons to report compliance and similar risk matters to the attention of the Audit Committee.

The Board has determined that its leadership structure is appropriate based on the size of the Funds, the Board’s current responsibilities, each of the Director’s ability to participate in the oversight of the Funds, and committee transparency. As noted above, two-thirds of the Board is comprised of Independent Directors, and these Independent Directors serve on committees designed to facilitate the governance of the Funds and provide risk oversight. Additionally, the Board believes that its existing directors provide exceptional leadership and management experience to the Funds.

Fund Committees

The Board has established the following committees:

Audit Committee. The Audit Committee is responsible for, among other things, reviewing and recommending to the Board the selection of the Funds’ independent registered public accounting firm, reviewing the scope of the proposed audits of the Funds, reviewing the results of the annual audits of the Fund’s financial statements with the independent registered public accounting firm, and interacting with the Fund’s independent auditors on behalf of the full Board. The Audit Committee consists of each of the Independent Directors. The Audit Committee held three meetings during the fiscal year ended March 31, 2017. The Audit Committee adopted a Charter effective February 5, 2004, as amended May 19, 2010, November 18, 2010, and November 15, 2012.

Corporate Governance and Nominations Committee. The Corporate Governance and Nominations Committee is responsible for reviewing the Board’s governance practices and procedures, reviewing the composition of the Board and its committees, and screening and nominating candidates for election to the Board as Independent Directors. The Corporate Governance and Nominations Committee is comprised of the Independent Directors. The Corporate Governance and Nominations Committee held six meetings during the fiscal year ended March 31, 2017. The Corporate Governance and Nominations Committee has adopted a Charter effective November 15, 2004, as amended August 1, 2010, November 18, 2010, November 15, 2012 and July 18, 2016. The Committee has established a policy that it will receive and consider recommendations for nomination of Independent Director candidates from other persons, including the shareholders of the Funds. As the Company does not intend to hold shareholder meetings each year, the Corporate Governance and Nominations Committee will accept shareholder recommendations for nominees to the Company’s Board of Directors on a continuous basis. Recommendations can be submitted to: Tributary Funds, Inc., 1620 Dodge Street, Mail Stop 1089, Omaha, NE 68102, Attention: Chairman, Corporate Governance and Nominations Committee.

In considering candidates for selection or nomination to the Board, the Corporate Governance and Nominations Committee will consider various factors, including a candidate’s education, professional experience (including experience in the insurance and mutual fund industries), the results of in-person meetings with the candidate, the views of management of the Advisers with respect to the candidate, the candidate’s other business and professional activities, and other factors that may be deemed relevant by the Corporate Governance and Nominations Committee. The Board focuses on each director’s ability to contribute to the Board’s oversight of the Funds. The Corporate Governance and Nominations Committee of the Board has adopted a policy to consider diversity when identifying director nominees. The criteria developed by the Corporate Governance and Nominations Committee with respect to the new Independent Directors includes five diversity characteristics in evaluating nominees as a director. The Board evaluates the effectiveness of the diversity policy as part of an annual Board and Committee self-assessment process.

Fair Value Committee. The Board has a standing Fair Value Committee that is composed of various representatives of the Funds’ Advisers and other service providers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Committee generally holds regular monthly meetings but may meet more frequently, as necessary, and met twelve times during the fiscal year ended March 31, 2017.

The table below sets forth the amount of Shares beneficially owned by each Director in each Fund stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000. The information below is provided as of December 31, 2016.

	Independent Directors				Interested Directors
	Mr. Reed	Mr. Parker	Mr. McCartney	Mr. Larrabee	Mr. Wade	Ms. Fahrenkrog
Tributary Short-Intermediate Bond Fund	None	None	None	None	$10,001-$50,000	$10,001-$50,000
Tributary Income Fund	None	None	None	None	None	$1-$10,000
Tributary Balanced Fund	None	None	None	None	None	$10,001-$50,000
Tributary Growth Opportunities Fund	$50,001-$100,000	None	None	None	$50,001-$100,000	$10,001-$50,000
Tributary Small Company Fund	$50,001-$100,000	None	None	None	$10,001-$50,000	Over $100,000
Tributary Nebraska Tax-Free Fund	Over $100,000	None	None	None	None	$1-$10,000
Aggregate of all Funds	Over $100,000	None	None	None	Over $100,000	Over $100,000

As of August 24, 2017, the Company’s officers and Directors, as a group, owned less than 1% of the Funds’ outstanding Shares.

The following table sets forth certain information concerning compensation paid by the Company to its Directors in the fiscal year ended March 31, 2017.
Name and Position	Aggregate Compensation From Company	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Retirement Benefits	Total Compensation From Company
Interested Directors
Stephen C. Wade	$0	$0	$0	$0
Chairman, President, and Director

Brittany Fahrenkrog	$0	$0	$0	$0
Senior Vice President and Director

Independent Directors
Robert A. Reed	$12,750	$0	$0	$12,750
Director

Gary D. Parker	$12,750	$0	$0	$12,750
Director

John J. McCartney	$12,000	$0	$0	$12,000
Director

David E. Larrabee	$6,000	$0	$0	$6,000
Director

The Company’s officers receive no compensation directly from the Funds for performing the duties of their offices. The officers may, from time to time, serve as officers of other investment companies. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) and Tributary Capital Management, LLC, serve as the Funds’ Co-Administrators and receive fees from each of the Funds for acting as Co-Administrator. Ms. Shaw and Mr. Malaspina are employees of, and as such are compensated by, Atlantic. Foreside Financial Group, LLC, or an affiliate or subsidiary thereof (“Foreside”), provides the Funds with certain compliance services as the successor to Beacon Hill Fund Services, Inc. Mr. Ruehle is an employee of Foreside and, as such, is compensated by Foreside. Ms. Fahrenkrog is an employee of Tributary Capital Management, LLC and as such, is compensated by Tributary.

Proxy Voting Policies

The Company has delegated to the Advisers the authority to vote proxies relating to portfolio securities owned by the Funds. The Board has reviewed and approved the policies and procedures that govern the voting of such proxies. A complete copy of those policies and procedures is attached as Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, MO 64141-6022, or by telephoning toll free (800) 662-4203, and on the SEC’s website at www.sec.gov.

Investment Adviser

Tributary provides investment advisory services to the Funds under an investment advisory agreement dated May 3, 2010 (the “Advisory Agreement”). Tributary is a wholly owned subsidiary of FNNI.

Under the Advisory Agreement, Tributary provides investment advisory services as described in the Prospectus. For the services provided and expenses assumed under the Advisory Agreement, the Fund pays a fee equal to the lesser of (i) a fee computed daily and paid monthly, at the following annual rates of the Fund’s average daily net assets:

Fund	Fee Paid to Tributary
Small/Mid Cap Fund	0.85%

or, (ii) such other fee as may be agreed upon from time to time in writing by the Company and Tributary. Tributary may reduce all or a portion of its advisory fees with respect to the Fund under an Expense Waiver Agreement dated August 1, 2014, as amended, between the Company and Tributary. The Fund has not commenced operations as of the date of this SAI, and accordingly, has paid no advisory fees.

Unless otherwise terminated, after an initial two-year period, the Advisory Agreement remains in effect from year to year for successive annual periods ending on June 30 if, as to each Fund, such continuance is approved at least annually by the Board of Directors or by vote of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION” below), and a majority of the Directors who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to the Fund at any time without penalty on 60 days’ written notice by the Directors, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with their performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty respecting their receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of an Adviser in the performance of its duties, or from reckless disregard by an Adviser of its duties and obligations thereunder.

Portfolio Transactions

Under the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board and in accordance with the Fund’s investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers to execute such Fund’s portfolio transactions. Purchases and sales of fixed income debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of other portfolio securities for the Fund generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and ask price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market may take the form of principal transactions with dealers, or may involve the payment of negotiated brokerage commissions. While the Adviser generally seeks competitive commissions, the Company may not necessarily pay the lowest commission available on each brokerage transaction.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under the 1940 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund if written procedures are in effect expressly permitting the affiliate to receive and retain such compensation. These rules and procedures further require that commissions paid to an affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions and be reported to the Board at the next regularly scheduled meeting.

Allocation of Transactions. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Fund Shareholders. The Adviser is obliged to place orders for the purchase and sale of securities with the objective of obtaining best execution or the most favorable overall results in commission rates and prices paid for securities for the Fund. Consistent with the Adviser’s duty to seek best execution, the Adviser may execute transactions for the Fund with broker-dealers who provide the Adviser with research and brokerage products and services, as discussed below.

In selecting broker-dealers through which to effect transactions, the Adviser may consider a number of factors such as price, confidentiality, broker-dealer spread or commission (if any), the reliability, integrity and financial condition of the broker-dealer, the value of the brokerage and research services provided and the size of the transaction and difficulty of execution. The Adviser’s selection of a broker-dealer based on one or more of these factors, either in terms of a particular transaction or an Adviser’s overall responsibilities with respect to the Fund to obtain best execution and could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

The Adviser may obtain economic and company-specific research, reports on corporate conference calls and news, portfolio and data analytics, electronic price feeds and other brokerage services as a result of effecting transactions with a specific broker. Commissions paid to broker-dealers benefit the Adviser by allowing it to obtain research and other products and services that they do not have to pay for or produce. As a result, the Fund may pay brokerage commissions that are used, in part, to purchase brokerage or research services that are not used to benefit the Fund. The Adviser will execute portfolio transactions through these broker-dealers only if it has been determined that such broker-dealers provide best execution.

Subject to its best execution responsibility, the Adviser may also use commission sharing arrangements (“CSAs”) to obtain brokerage and research services. In CSAs, Advisers may effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commission or commission credits to a segregated “research pool” maintained by the broker-dealer (“CSA Broker”). The Adviser may then direct such broker-dealer to pay for eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934.

All Tributary Funds trades are executed through brokers that ultimately provide research to the investment advisers.

Investment decisions for the Fund are made independently from those for the other Funds and any other investment company or account managed by the Adviser. Any such other Fund, investment company, or account may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund.

Portfolio Holdings

Portfolio holdings information for the Fund is made available more frequently and prior to its public availability (“non-standard disclosure”) to:

(1)
the Fund’s service providers (including the Fund’s Custodian, Co-Administrators, fund accountant, financing agents, pricing services, and certain others (such as auditors, legal counsel, and proxy voting services) necessary for the Funds’ day-to-day operations) (collectively, the “Service Providers”); and

(2)
certain non-service providers, including ratings agencies and other qualified financial professionals (which may include Bloomberg L.P., FactSet Research Systems, Inc., Moody’s, Morningstar, Inc., Standard & Poor’s Rating Service, and Thomson Reuters and affiliates), for such purposes as analyzing and ranking the Fund or performing due diligence and asset allocation (collectively, the “Non-Service Providers”). Generally, if provided, such information will be provided to Non-Service Providers on a monthly and quarterly basis with a five-to-fifteen day lag.

Service providers include administrators, auditors, attorneys, custodians, pricing vendors, and proxy voting services. Such holdings are released under conditions of confidentiality. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Prior to the release of non-standard disclosure to Non-Service Providers, the recipient must adhere to the following conditions:

(1)
the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling Shares of the Fund before the portfolio holdings or results of the analysis become public information; and

(2)
the recipient is subject to a duty of confidentiality or written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Fund’s disclosure policies; or

(3)	the recipient provides assurances of its duty of confidentially, which may include such means as certification as to its policies’ adequacy to protect the information that is disclosed.

Neither the Fund nor any Service Provider may disclose material information about the Fund’s holdings, trading strategies implemented or to be implemented in the Fund, or about pending transactions in the Fund to other third parties, except that information about portfolio holdings may be made available to such third parties:

(1)	by providing a copy of the Fund’s latest annual or semi-annual report or the Fund’s latest Form N-Q;

(2)	in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old; or

(3)
when the Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed.

Such disclosures must be authorized by the Fund’s President or Treasurer and will be reported periodically to the Board. In no event will such information be disclosed for compensation.

The Fund’s portfolio holdings disclosure policy is subject to periodic review by the Board. In order to help ensure that the Fund’s portfolio holdings disclosure policy is in the best interests of Fund Shareholders as determined by the Board, the Funds’ Chief Compliance Officer provides an annual report to the Board on such disclosure. Any conflict identified between the interests of Fund Shareholders and those of the Adviser, the Distributor, or any affiliate of the Fund, resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

Portfolio Managers

Donald C. Radtke and Mark A. Wynegar of Tributary have responsibility for managing the Fund.

Other Accounts Managed. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund for which he or she serves as portfolio manager. The following table provides certain information, as of March 31, 2017, regarding these other accounts.

Name of Manager	Number of Accounts	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Donald C. Radtke
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	22	$396M	0	0

Mark A. Wynegar
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	909	$805M	0	0

Conflicts of Interests. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. Generally, the risks of such conflicts of interests are increased to the extent that the portfolio manager has a financial incentive to favor one account over another. The Company does not believe that any material conflicts are likely to arise out of these portfolio managers’ oversight of the other accounts. Those accounts are generally managed relative to different benchmarks and different investment policies which can result in performance variations, but none reported a conflict of interest in investment strategy, asset allocation, or in any other manner. In addition, the Adviser has policies and procedures, enforced by the Adviser’s respective compliance department, designed to address potential conflicts of interest relating to the allocation of investment opportunities by its managers. Further, the Adviser’s Code of Ethics addresses potential conflicts of interest and prohibit certain securities transactions or requires “access persons” to obtain pre-clearance before acquiring beneficial ownership of Fund portfolio securities.

Compensation—Tributary. Each Tributary portfolio manager receives a fixed salary based upon experience and prevailing compensation levels in the market. Participation in Tributary’s defined contribution (401(k)) plan is voluntary, however, portfolio managers receive an annual contribution by Tributary. Each Tributary portfolio manager is eligible to receive a bonus. Bonuses are paid yearly and are calculated as a percentage of base salary and are dependent upon Fund quarterly composite performance relative to that Fund’s benchmark and peer group.

Ownership of Fund Shares. The Fund had not commenced operations prior to the date of this SAI. Accodingly, the Portfolio Managers do not own any shares of the Fund.

Co-Administrators

Tributary (along with Atlantic, the “Co-Administrators”) serves as co-administrator to the Fund under the Co-Administration Agreement between the Company and Tributary dated May 3, 2010 (the “Tributary Co-Administration Agreement”). Under the Tributary Co-Administration Agreement, Tributary assists in the supervision of all aspects of the operations of the Fund except those performed by the Distributor, Transfer Agent, accountant, and Adviser; serves as on-site liaison between the Company and the other service providers; furnishes statistical and research data; assists in the preparation of compliance filings required under state securities laws; assists in the preparation, mailing, and filing of the Fund’s annual and semi-annual reports to Shareholders; assists in the preparation and distribution of proxy statements and related documents; and provides support for meetings of the Board.

Atlantic, located at Three Canal Plaza, Portland, ME 04101, serves as co-administrator to the Fund under the Fund Accounting and Co-Administration Services Agreement between the Company and Atlantic dated August 1, 2015 (the “Atlantic Co-Administration Agreement”). Under the AFS Co-Administration Agreement, Atlantic provides mutual fund accounting, administrative, recordkeeping, tax-related, compliance support, and other reporting services for the Fund. As compensation for providing such services under the Atlantic Co-Administration Agreement, Atlantic receives a fee based on the Fund’s net assets.

Compliance Services

Foreside Financial Group, LLC (or an affiliate or subsidiary thereof), located at 690 Taylor Road., Suite 210, Columbus, OH 43230, provides certain compliance services to the Fund, including designating one of its employees as the Funds' Chief Compliance Officer and Anti-Money Laundering Officer. Beacon Hill Fund Services, Inc. (“Beacon Hill”), as the predecessor to Foreside, provided certain compliance services to the Funds under a Compliance Services Agreement dated December 21, 2009.

Expenses

The Advisory Agreement provides that if total expenses borne by the Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, Tributary will reimburse the Fund by the amount of such excess in proportion to its respective fees. As of the date of this SAI, the Fund is not aware of any state-imposed expense limitation applicable to the Fund. Fees imposed upon customer accounts by Tributary or its affiliated or correspondent banks for cash management services are not included within Fund expenses for purposes of any such expense limitation.

The Adviser and Atlantic each bear all expenses in connection with their respective performance of their services as Adviser and Co-Administrator, respectively, other than the cost of securities (including brokerage commissions, and issue and transfer taxes, if any) purchased for the Fund. The Fund will bear the following expenses relating to its operations: organizational expenses; taxes; interest; any brokerage fees and commissions; Board fees and expenses; SEC fees; state securities qualification fees; costs of preparing and printing Prospectuses for regulatory purposes and for distribution to its current Shareholders; outside auditing and legal expenses; advisory and administration fees; fees and out-of-pocket expenses of the Co-Administrators, Custodian, and Transfer Agent; costs for independent pricing service; certain insurance premiums; costs of maintenance of the Company’s existence; costs of Shareholders’ and Directors’ reports and meetings; distribution expenses incurred pursuant to the Distribution and Service Plan described below; and any extraordinary expenses incurred in the Fund’s operation.

Distributor

The Company and the Distributor are parties to an Underwriting Agreement dated April 30, 2015 (the “Distribution Agreement”) under which the Distributor acts as principal underwriter for the Fund’s Shares. The principal business address of the Distributor is 17605 Wright Street, Omaha, NE 68130. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of the Fund’s Shares. The Distributor has no obligation to sell any specific quantity of Fund Shares. Unless otherwise terminated, the Distribution Agreement has an initial term of two years and thereafter will remain in effect from year to year for successive annual periods if approved at least annually (i) by the vote of a majority of the Board who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Board or the vote of a majority of the outstanding Shares of the Company. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

The Distributor solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space, and the personnel involved in such activities. If applicable to a class of the Company’s Shares as described below, the Distributor may receive distribution fees from the Fund as authorized by the Distribution and Service Plan described below.

Distribution and Service Plan

The Company has adopted a Distribution and Service Plan (the “Plan”) under Rule 12b-1 of the 1940 Act under which the Fund is authorized to make payments to banks, including First National, other institutions, the Distributor, and broker-dealers (collectively, the “Participating Organizations”), for providing distribution or Shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into upon the recommendation of the Distributor. The Plan authorizes the Fund to make payments with respect to certain classes of Shares in an amount not in excess, on an annual basis, of 0.25% of the Fund’s average daily net assets. As of the date of this SAI, the Company has no class of Shares outstanding to which the Plan is applicable.

Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of Shares of the Fund as determined by the Board. Such activities could include advertising; compensation for sales and sales marketing activities of financial services agents and others, such as dealers or distributors; Shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead. To the extent any activity is one that the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Any payments under the Plan would not be tied exclusively to actual distribution and service expenses, and the payments could exceed distribution and service expenses actually incurred.

As required by Rule 12b-1, the Plan was approved by the sole Shareholders the Fund and by the Board, including a majority of the Directors who are not interested person of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the “12b-1 Directors”). The Plan may be terminated as to the Fund by vote of a majority of the 12b-1 Directors, or by vote of majority of the Fund’s outstanding Shares. Any change in the Plan that would materially increase the distribution cost to the Fund requires Shareholder approval. The Board will, if the Plan issues shares applicable to the Plan, review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Directors including a majority of the 12b-1 Directors, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, the selection and nomination of those Directors who are not interested persons of the Company must be made by the 12b-1 Directors. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the 12b-1 Directors or by a vote of the majority of the Fund’s outstanding Shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the 12b-1 Directors, and (ii) by a vote of a majority of the entire Board cast in person at a meeting called for that purpose. The Board has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition, the Directors in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit theFund and its Shareholders.

The Board believes that the Plan, if activated, would be in the best interests of the Fund because it would encourage growth of the Fund. As a Fund grows in size, certain expenses, and therefore total expenses, per Share, may be reduced and overall performance per Share may be improved.

Administrative Services Plan

As described in the Prospectus, the Company has also adopted an Administrative Services Plan (the “Services Plan”) under which the Fund’s Institutional Class Shares are authorized to pay certain financial institutions, including First National, the Banks, third-party financial intermediaries, and the Distributor (each a “Service Organization”), to provide certain ministerial, record keeping, and administrative support services to their customers who own Institutional Class Shares in the Fund of record or beneficially, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Institutional Class Shares of the Fund, providing sub-accounting with respect to Institutional Class Shares beneficially owned by such customers, and providing customers with a service that invests the assets of their accounts in Institutional Class Shares of the Fund under specific or pre-authorized instructions. Payments to Service Organizations are made under Servicing Agreements between the Company and the Service Organization. The Services Plan authorizes the Fund’s Institutional Class Shares to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the Fund’s average daily net assets. The Services Plan has been approved by the Board, including a majority of the Directors who are not interested persons of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any shareholder servicing agreements thereunder (the “Disinterested Directors”). The Services Plan may be terminated as to the Fund by a vote of a majority of the Disinterested Directors. The Directors review quarterly a written report of the amounts expended under the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Directors, provided that any material amendments also require the vote of a majority of the Disinterested Directors. For so long as the Services Plan is in effect, the selection and nomination of Disinterested Directors must be made by the Disinterested Directors. All shareholder servicing agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Directors. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by the Board, including a majority of the Disinterested Directors.

The Fund may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of indirect beneficial ownership interests in the Fund. These programs include any type of arrangement through which investors have an indirect beneficial ownership interest in the Funds via omnibus accounts, bank common or collective trust funds, employee benefit plans, or similar arrangements (each a “financial intermediary account”). Under these programs, the Company, on behalf of some or all of the Funds, may enter into the shareholder servicing agreements with financial intermediaries under which financial intermediaries provide transfer agency, administrative services, and other services for the Funds. These services may include: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement, and account level tax reporting. For these services, the Company may pay each financial intermediary (i) a fee based on average daily net assets of each Fund that are invested in such Fund through the financial intermediary account, and/or (ii) a fee per financial intermediary account, and/or (iii) minimum account fees. To the extent any of these fees are paid by the Funds under the Administrative Services Plan, they are included in the amount appearing as “Other Expenses” in the expense fee tables contained in the Prospectus. The financial intermediary may impose other account or service charges to a Fund or directly to account holders. Please refer to information provided by the financial intermediary for additional information regarding those charges.

In addition, the Adviser or Distributor may also provide additional compensation to such Service Organizations, third-party financial intermediaries or their agents directly or indirectly for such services. Compensation paid by the Adviser or Distributor out of their own resources for such service is not reflected in the fees and expenses outlined in the fee table.

Custodian

MUFG Union Bank, N.A. (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California 94104, serves as the Fund’s custodian under a Global Custody Agreement dated August 31, 2015 (the “Global Custody Agreement”). The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest on the Fund’s investments.

Transfer Agency Services

DST Systems, Inc., located at 333 West 11th Street, Kansas City, MO 64105, serves as Transfer Agent and dividend disbursing agent for the Company under an Agency Agreement dated July 1, 2005. Under this agreement, the Transfer Agent, among other things, performs the following services in connection with the Fund’s Shareholders of record: maintenance of Shareholder records; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Company on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

Banking Regulations

Before November 1999, various judicial and administrative interpretations had interpreted Federal law, including the Federal Glass-Steagall Act, as limiting the mutual fund activities of certain banks and bank holding companies. The Gramm-Leach-Bliley Financial Modernization Act was enacted in November 1999 and effectively repealed the Glass-Steagall Act.

First National and Tributary each believe that they possessed, prior to the repeal of the Glass-Steagall Act, and continue to possess, the legal authority to perform the services each provides to the Fund as described in (i) the Prospectus and this SAI (with respect to First National and Tributary); (ii) the Advisory Agreement and the Tributary Co-Administration Agreement (with respect to Tributary); and (iii) the Servicing Agreement (with respect to First National), without violation of applicable statutes and regulations. First National and Tributary have each been advised by their respective counsel that counsel believes that such laws should not prevent them from providing the services required of them under these agreements. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict First National or Tributary, as the case may be, from continuing to perform such services for the Company. Depending upon the nature of any changes in the services which could be provided by First National or Tributary, the Board would review the Company’s relationship with such parties, and consider taking all action necessary in the circumstances.

Independent Registered Public Accounting Firm

XXX, located at XXX, is the independent registered public accounting firm for the Fund. XXX provides financial auditing services as well as certain tax return preparation services for the Funds.

Legal Counsel

Husch Blackwell LLP, 13330 California Street, Suite 200, Omaha, NE 68154, is counsel to the Company.

Codes of Ethics

Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with or with access to information about a Fund’s investment activities. The Company, Tributary and the Distributor have each adopted Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. Each Code of Ethics conditionally permits personnel of the foregoing parties to invest in securities, including securities that may be purchased or held by the Fund.

ADDITIONAL INFORMATION

The Company was organized as a Nebraska corporation on October 12, 1994. The Company and four of its portfolios were organized to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of The Sessions Group, an Ohio business trust. On April 10, 1995, the Company acquired approximately $326 million of assets from The Sessions Group in return for an equivalent dollar amount of Shares of the Company. Additional portfolios have been added since then. Each Share of a Fund represents an equal proportionate interest in that Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Board.

Organization and Capital Structure

The Company is authorized to issue a total of 1,000,000,000 Shares of common stock in series with a par value of $.00001 per share. Four Hundred million (400,000,000) of these Shares have been authorized by the Board to be issued in series designated for the existing seven Funds. The Board of Directors may re-allocate additional Shares in series, or may divide the Shares of any existing or new series into two or more subseries or classes, all without Shareholder approval. The Board has authorized two classes of Shares for each Fund except the Nebraska Tax-Free Fund – the Institutional Class and the Institutional Plus Class. As of the date of this SAI, the Board has authorized the issuance of 50 million shares of the Small/Mid Cap Fund.

As of the date of this SAI, no Institutional Class Shares or Institutional Plus Class Shares have been issued or are outstanding for the Small/Mid Cap Fund.

All Shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All Shares have equal voting rights. They can be issued as full or fractional Shares. A fractional Share has the same kind of rights and privileges as a full Share on a pro-rata basis. The Shares possess no preemptive or conversion rights.

Each Share of a Fund has one vote (with proportionate voting for fractional Shares) irrespective of the relative NAV of the Shares. On some issues, such as the election of Directors, all Shares of a Fund vote together as one series. Cumulative voting is authorized. This means that in a vote for the election of Directors, Shareholders may multiply the number of Shares they own by the number of directorships being filled and then allocate such votes to one or more Directors. On issues affecting only a particular Fund, the Shares of the affected Fund vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund.

The Articles of Incorporation of the Company permit the Company, by resolution of its Board, to create new series of common Shares relating to new investment portfolios or to subdivide existing series of Shares into subseries or classes. Classes can be utilized to create differing expense and fee structures for investors in the same Fund. Differences can exist, for example, in the sales load, Plan fees, or Service Plan fees applicable to different classes of Shares offered by a particular Fund. Such arrangements can enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Funds. The Board could create additional classes in the future without Shareholder approval. However, any such creation of classes would require compliance with regulations the SEC has adopted under the 1940 Act.

Shareholder Meetings

It is possible that the Company will not hold annual regular meetings of Shareholders. Annual meetings of Shareholders will not be held unless called by the Shareholders under the Nebraska Business Corporation Act or unless required by the 1940 Act and the rules and regulations promulgated thereunder. Special meetings of the Shareholders may be held, however, at any time and for any purpose, if called by (i) the Chairman of the Board, the President, and two or more Directors, or (ii) by one or more Shareholders holding 10% or more of the Shares entitled to vote on matters presented to the meeting, if such Shareholders comply with the requirements of the Nebraska Business Corporation Act. Additionally, the local district court may summarily order that a special meeting be held if it is properly demanded and either (y) insufficient notice was given or (z) it was not held. In addition, the 1940 Act requires a Shareholder vote for all amendments to fundamental investment policies, investment advisory contracts, and amendments thereto.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by Shareholders of the Company voting without regard to series.

Control Persons and Principal Holders of Securities

As of the date of this SAI, the Fund had not commenced operations, so there were no control persons or principal holders of securities. Vote of a Majority of the Outstanding Shares

As used in the Prospectus and this SAI, a “vote of a majority of the outstanding Shares” of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (i) 67% or more of the votes of Shareholders of such Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (ii) the holders of more than 50% of the outstanding Shares of that Fund.

Additional Tax Information

The following discussion is a general summary of the material U.S. federal income tax considerations applicable to the Fund and to an investment in the Fund by a U.S. shareholder. This summary does not purport to be a complete description of the income tax considerations applicable to such an investment. For example, the following does not describe income tax consequences that are assumed to be generally known by U.S. shareholders or certain considerations that may be relevant to certain types of U.S. shareholders subject to special treatment under U.S. federal income tax laws, including tax-exempt organizations, insurance companies, dealers in securities, pension plans and trusts and financial institutions. This summary assumes that U.S. shareholders hold Shares as capital assets (within the meaning of the Code). The discussion is based upon the Code, Treasury regulations, and administrative and judicial interpretations, each as of the date of this SAI and all of which are subject to change, possibly retroactively, which could affect the continuing validity of this discussion. This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state, or local tax and does not discuss any tax consequences to investors that are not U.S. shareholders. Furthermore, this discussion generally does not reflect possible application of the alternative minimum tax (“AMT”).

The Fund is treated as a separate entity for federal income tax purposes and each intends to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Code, for so long as such qualification is in the best interest of such Fund’s Shareholders. Qualification as a RIC under the Code requires, among other things, that the regulated investment company distribute to its Shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess if any, of net short-term capital gains over long-term capital losses). Furthermore, distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards. In addition, in order to qualify as a RIC, the following source-of-income and asset-diversification requirements must be met: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer; and (iii) at the end of each fiscal quarter of the Fund’s taxable year, not more than 25% of the value of its total assets is invested in (x) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (y) the securities of two or more issuers that a Fund controls and which are engaged in the same, or similar, or related trades or businesses or (z) the securities of one or more qualified publicly traded partnerships.

The Fund contemplates declaring as dividends 100% of its investment company taxable income (before deduction of dividends paid). In order to avoid the imposition of an excise tax, the Fund is required to distribute annually, prior to calendar year end, 98% of taxable net ordinary income on a calendar year basis, 98.2% of capital gain net income realized in the 12 months preceding October 31, and the balance of undistributed taxable ordinary income and capital gain net income from the prior calendar year. If distributions during the calendar year were less than the required amounts, that Fund would be subject to a nondeductible 4% excise tax on the deficiency. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the Shareholders. A return of capital distribution will generally not be taxable, but will reduce each Shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold.

Although the Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, although the Regulated Investment Company Modernization Act of 2010 (the “Act”) allows cures, through the payment of monetary penalties, for failure to satisfy either the RIC qualifying income or diversification requirements, if for any taxable year that the Fund does not qualify for the special tax treatment afforded RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders) and its distributions (including capital gain distributions) generally will be taxed as dividends to Shareholders. In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and corporate Shareholders would be eligible for the dividends received deduction. Non-corporate Shareholders may be able to treat such dividend distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

For taxable years that begin after December 31, 2012, an additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. In addition, some foreign countries may impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, than the Fund will be eligible to file an election with the IRS that will enable its Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by that Fund. Because less than 50% in value of the Fund’s total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro-rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by such Fund.

The Fund will be required in certain cases to backup withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts paid to any Shareholder who (i) has provided either an incorrect tax identification number or no number at all, (ii) who is subject to withholding by the IRS for failure to properly include on their return payments of interest or dividends, (iii) who has failed to certify to the Fund such Shareholder is not subject to backup withholding, or (iv) has failed to certify to the Fund that they are a U.S. person (including a resident alien). Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

To the extent that the Fund may invest in complex securities that may be subject to numerous special and complex tax rules such as MLPs or Treasury Inflation Protected Securities (“TIPS”). These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing, or character of the income distributed to you by the Fund.

Distributions paid by the Fund from its investment company taxable income, which includes realized net short-term capital gain, generally are taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or in Shares. Such distributions (if designated by the Fund) may qualify (provided holding period and certain other requirements are met) (i) for the dividends received deduction available to corporations, but only to the extent that the Fund’s income consists of dividends received from U.S. corporations, excluding distributions from REITs and certain other entities and (ii) in the case of non-corporate U.S. shareholders, as qualified dividend income eligible to be taxed at the reduced maximum rate of generally 20% (0% or 15% for such shareholders in lower tax brackets) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.

Distributions of the Fund’s net capital gain (which generally is its realized net long-term capital gains in excess of realized net short-term capital losses), properly designated by the Fund as capital gain dividends, if any, are taxable to U.S. shareholders at rates applicable to long-term capital gain, whether paid in cash or in Shares, and regardless of how long the U.S. shareholder held the Fund’s Shares. Capital gain dividends are not eligible for the dividends received deduction. The maximum tax rate on net capital gain of non-corporate U.S. shareholders is generally 20% (0% or 15% for such non-corporate shareholders in lower brackets). Distributions in excess of the Fund’s earnings and profits, which represents a “return of invested principal,” first reduce the adjusted tax basis of a U.S. Shareholder’s Shares and, after such adjusted tax basis is reduced to zero, constitutes capital gain to such U.S. stockholder (assuming the stockholder’s Fund Shares are held as a capital asset). For non-corporate taxpayers, distributions of investment company taxable income (other than qualified dividend income) may currently be taxed at a maximum federal rate of 39.6%, while net capital gain generally will be taxed at a maximum federal rate of 20%. For corporate taxpayers, both investment company taxable income and net capital gain are taxed at a maximum federal rate of 35%. To the extent that a distribution from the Fund is taxable, it is generally included in a Shareholder’s gross income for the taxable year in which the Shareholder receives the distribution. However, if a Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to the Shareholders as if the dividend was received in the calendar year it was declared. Every year, each Shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Any gain or loss recognized on a sale, exchange, or redemption of Shares by a Shareholder who is not a dealer in securities will generally, for individual Shareholders, be treated as a long-term capital gain or loss if the Shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if Shares on which a Shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such Shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of Shares will be disallowed to the extent a Shareholder repurchases (or enters into a contract to or option to repurchase) Shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period. The disallowed loss will be added to the cost basis of the new Shares acquired.

Under the Act the Fund is permitted to carry forward capital losses for an unlimited period and retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law. However, any losses incurred during the fiscal year ended March 31, 2012 or later years will be required to be utilized prior to the losses incurred prior to the Act. As a result of this ordering rule, capital loss carry forwards incurred prior to the Act may be more likely to expire unused.

At March 31, 2017, the Fund did not have any capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains.

State Taxes

Distributions by the Fund to Shareholders and the ownership of Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax adviser regarding state and local tax rules affecting an investment in Fund Shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate Shareholders.

Information in the Prospectus and this SAI relating to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative or administrative action.

Miscellaneous

The Prospectus and this SAI omit certain of the information contained in the Company’s Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

Financial Statements

As of the date hereof, the financial statements are not available for the Fund as the Fund has not commenced operations.

APPENDIX A

Investment Grade Debt Securities. As stated in the SAI, the Fund may invest in debt securities rated at purchase BBB or better by Standard & Poor’s Corporation (”S&P“), Baa or better by Moody’s Investors Service, Inc. (”Moody’s“), or the equivalent rating or better by nationally recognized statistical rating organization (”NRSRO“), or if unrated, considered by the Fund’s Adviser to be of comparable quality (”Investment Grade Debt Securities“).

As with other fixed-income securities, Investment Grade Debt Securities are subject to credit risk and market risk. Market risk relates to changes in a security’s value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Because certain Investment Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. Particular types of Investment Grade Debt Securities may present special concerns. Some Investment Grade Debt Securities may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Investment Grade Debt Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Advisers conduct their own independent credit analysis of Investment Grade Debt Securities. Should subsequent events cause the rating of a debt security purchased by the Fund to fall below the fourth highest rating category, as the case may be, the Fund’s Adviser will consider such an event in determining whether that Fund should continue to hold that security. The Adviser expects that it would not retain more than 5% of the assets of any Fund in such downgraded securities. In no event, however, would that Fund be required to liquidate any such portfolio security where the Fund should suffer a loss on the sale of such securities.

Commercial Paper Ratings. Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper rated A1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted Al+. Commercial paper rated A2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A1. Commercial paper rated A3 by S&P indicates adequate capacity for timely payment. Such paper is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B by S&P is regarded as having only speculative capacity for timely payment. Commercial paper rated C by S&P is regarded as short-term obligations with a doubtful capacity for payment. Commercial paper rated D by S&P is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. Commercial paper rated A3, A2, or A1 by S&P is considered to be ”investment grade.“

Moody’s commercial paper rating reflects opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The rating Prime1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime1 (or supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Prime1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime3 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Commercial paper rated Prime3, Prime2, or Prime1 by Moody’s is considered to be ”investment grade.“

Commercial paper rated Fl+ by Fitch Inc. (”Fitch“) is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F1 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., Fl+. Commercial paper rated F2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but the margin of safety is not as great as for issues assigned Fl+ or F1 ratings. Commercial paper rated F1+, F1, or F2 by Fitch is considered to be ”investment grade.“ While commercial paper rated F3 by Fitch is regarded as having characteristics suggesting that the degree of assurance for timely payment is adequate, and is considered ”investment grade,“ near-term adverse changes could cause this commercial paper to be rated below ”investment grade.“ Commercial paper rated FS by Fitch is regarded as having characteristics suggesting a minimal degree of assurance for timely payment and is vulnerable to near term adverse changes in financial and economic conditions. Commercial paper rated D by Fitch is in actual or imminent payment default.

The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

Corporate Debt Ratings. An S&P corporate debt rating is a current assessment of the credit-worthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Corporate debt rated BBB, A, AA, and AAA by S&P is considered to be ”investment grade“ corporate debt.

The following summarizes the four highest ratings used by Moody’s for corporate debt. Bonds that are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ”gilt edged.“ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody’s possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds that are rated Baa by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Corporate debt rated Baa, A, Aa, and Aaa by Moody’s is considered to be ”investment grade“ corporate debt.

Moody’s applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

The following summarizes the four highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+. Bonds rated as A are considered to be of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below ”investment grade“ is higher than for bonds with higher ratings. Corporate debt rated BBB, A, AA, and AAA by S&P is considered to be ”investment grade“ corporate debt.

Municipal Obligations Ratings

The following summarizes the three highest ratings used by Moody’s for state and municipal short-term obligations. Obligations bearing MIG1 or VMIG1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support, or demonstrated broadbased access to the market for refinancing. Obligations rated MIG2 or VMIG2 denote high quality with ample margins of protection although not so large as in the preceding rating group. Obligations bearing MIG3 or VMIG3 denote favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P SP1, SP2, and SP3 municipal note ratings (the three highest ratings assigned) are described as follows:

”SP1“: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

”SP2“: Satisfactory capacity to pay principal and interest.

”SP3“: Speculative capacity to pay principal and interest.

The following summarizes the four highest ratings used by Moody’s for state and municipal bonds:

”Aaa“: Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ”gilt edge.“ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

”Aa“: Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

”A“: Bonds which possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

”Baa“: Bonds which are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The following summarizes the four highest ratings used by S&P for state and municipal bonds:

”AAA“: Debt which has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

”AA“: Debt which has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

”A“: Debt which has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

”BBB“: Debt which has adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Definitions of Certain Money Market Instruments

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers’ Acceptances. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are ”accepted“ by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations. U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government.

U.S. Government Agency and Instrumentality Obligations. Obligations of the U.S. government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies and Procedures of Tributary Funds, Inc.

It is the policy of the Board of Directors of Tributary Funds, Inc. (the ”Board“) to delegate the responsibility for voting proxies relating to portfolio securities to each investment adviser as a part of the adviser’s general management of the portfolio, subject to the Board’s continuing oversight. The following are the guidelines adopted by the Board for the administration of this policy:

Fiduciary Duty. The right to vote a proxy with respect to portfolio securities held in portfolios of Tributary Funds, Inc. (the ”Funds“) is an asset of the Funds. Each adviser/sub-adviser to whom authority to vote on behalf of the Funds is delegated acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Review of Policies & Procedures. Each adviser must present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. The Board shall review the policies, procedures and other guidelines presented by each adviser to determine that they meet the requirements of this policy.

Reporting. The adviser's annual proxy report must include a separate report of proxies with respect to which the adviser or its affiliates have a relationship with the companies issuing the proxy that gives rise to a conflict of interest between the adviser and the Funds. The report must indicate the nature of the conflict of interest between the adviser and the Funds and how that conflict was resolved with respect to the voting of the proxy.

Sub-Advisers. The adviser may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities to a sub-adviser retained to provide investment advisory services to portfolios of the Funds. If such responsibility is delegated to a sub-adviser, the sub-adviser shall assume the reporting responsibilities of the adviser under these policy guidelines.

Record Retention. Each adviser/sub-adviser will maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Revocation. The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is voluntary and may be revoked by the Board, in whole or in part, at any time.

Tributary Capital Management, LLC

Proxy Voting

Policy

Tributary, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Director of Operations has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Tributary has adopted procedures to implement the Firm's policy and reviews to monitor and ensure the Firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

Unless otherwise directed, Tributary votes proxies on the client’s behalf. In order to meet this fiduciary responsibility and to avoid conflicts of interest, we hired an independent, third party service provider to develop our written proxy voting policy. Tributary has adopted procedures to implement the Firm's policy and reviews to monitor and ensure the Firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

•
The holdings of each client account are linked to Tributary’s Proxy Edge ID. Tributary monitors Proxy Edge for upcoming proxy votes. All votes are populated by Glass Lewis. Portfolio Managers review each vote and if they wish to deviate from the Firm’s policy, the vote is manually updated. All proxy votes are completed in a timely and appropriate manner.

•
If the client’s custodian is unable to send the holdings to Proxy Edge, the Director of Operations will receive and vote these proxies manually according to the Voting Guidelines below unless otherwise directed by the Portfolio Manager;

•
The CCO or designee will perform tests at least annually to determine if the Firm has established effective proxy voting policies and procedures. The testing will include, among other things, whether proxies are being received and voted in a timely manner and whether votes are being cast according to the proxy policy.

Disclosure
•
The CCO will include a statement in the Disclosure Document that clients may request information regarding how Tributary voted client proxies, and that clients may request a copy of the Firm's proxy policies and procedures.

Client Requests for Information
•	All client requests for information regarding proxy votes, or policies and procedures, received by any Supervised Person should be forwarded to the Director of Operations.

•
In response to any request, the Director of Operations will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Tributary voted the client's proxy with respect to each proposal about which client inquired.

Conflicts of Interest
•
Tributary will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Tributary with the issuer of each security to determine if Tributary or any of its Supervised Persons has any financial, business or personal relationship with the issuer.

•
If a material conflict of interest exists, Tributary will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	Tributary will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

Tributary shall retain the following proxy records in accordance with the Books and Records policy.

Glass Lewis Voting Guidelines

Election of Directors
In analyzing directors and boards, Glass Lewis’ Investment Manager Guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.

Auditors
The Glass Lewis Investment Manager Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

Compensation
Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensations plans based upon their specific features and will vote against plans that would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The Glass Lewis Investment Manager Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensations (”say-on-pay“) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Investment Manager Guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisor compensation votes.

Authorized Shares
Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholder approval to justify the use of additional shares. Therefore shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

Shareholder Rights
Glass Lewis Investment Manager Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Investment Manager Guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

Mergers/Acquisitions
Glass Lewis undertakes a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We examine the process used to negotiate the transaction as well as the terms of the transaction in making our voting recommendation.

Shareholder Proposals
We review and vote on shareholder proposals on a case-by-case basis. We recommend supporting shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

Governance
The Glass Lewis Investment Manager Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well-targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the Investment Manager Guidelines will vote against proposals to require separating the roles of CEO and chair.

Compensation
The Glass Lewis Investment Manager Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly- targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to clawback unearned bonuses. The Investment Manager Guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

Environment
Glass Lewis’ Investment Manager Guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental. Further, the Glass Lewis’ Investment Manager Guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

Social
Glass Lewis’ Investment Manager Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the Investment Manager Guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

OTHER INFORMATION

ITEM 28. EXHIBITS
(a)	Articles of Amendment and Fourth Amended and Restated Articles of Incorporation of the registrant dated August 24, 2017 is filed herewith.
(b)	Amended and Restated Bylaws (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).
(c)	Not applicable.
(d)(1)
Investment Advisory Agreement between the registrant and Tributary Capital Management, LLC dated May 3, 2010 (incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(d)(1)(i)	Form of Amendment to Investment Advisory Agreement between the registrant and Tributary Capital Management, LLC is filed herewith.
(d)(2)
Investment Sub-Advisory Agreement between Tributary Capital Management, LLC and First National Fund Advisers dated November 17, 2011 (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(d)(3)
Amendment to Investment Sub-Advisory Agreement between Tributary Capital Management, LLC and First National Fund Advisers dated October 1, 2014 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(d)(3)(i)
Second Amendment to Investment Sub-Advisory Agreement between Tributary Capital Management, LLC and First National Fund Advisers dated October 17, 2015 (incorporated by reference to Exhibit (d)(3)(i) to Post-Effective Amendment No. 48 on Form N-1A filed December 30, 2015).

(e)(1)
Underwriting Agreement between the registrant and Northern Lights Distributors, LLC dated April 30, 2015 (incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 48 on Form N-1A filed December 30, 2015).

(e)(2)
Distribution Services Agreement between the Tributary Capital Management, LLC and Northern Lights Distributors, LLC dated April 30, 2015 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(f)	Not applicable.
(g)
Domestic Custody Agreement between the registrant and MUFG Union Bank, N.A. dated September 2, 2015 (incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 48 on Form N-1A filed December 30, 2015).

(h)(1)
Administrative Services Plan and Servicing Agreement to the Administrative Services Plan by and between the registrant and Ascensus, Inc. dated August 15, 2012 (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(h)(2)
Administrative Services Plan and Servicing Agreement to the Administrative Services Plan by and between the registrant and First National Bank of Omaha dated August 19, 2010 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(3)
Co-Administration Agreement between the registrant and First National Bank of Omaha dated October 1, 2006 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 25 on Form N-1A filed July 30, 2007).

(h)(4)
Amendment and Assignment of Co-Administration Agreement between First National Bank of Omaha and Tributary Capital Management, LLC dated May 3, 2010 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(5)
Fund Accounting and Co-Administration Services Agreement between the registrant and Atlantic Fund Administration, LLC dated August 1, 2015 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(6)
Amended and Restated Agency Agreement between the registrant and DST Systems, Inc. dated October 1, 2012 (incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(7)
Transfer Agency Fee Schedule to Agency Agreement between the registrant and DST Systems, Inc. effective October 1, 2014 (incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(8)
Amended Fee Schedule to the Amended and Restated Agency Agreement between registrant and DST Systems, Inc. dated March 24, 2015 (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(9)
Amendment to the Amended and Restated Agency Agreement between registrant and DST Systems, Inc. dated April 16, 2015 (incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(10)
Services Agreement between the registrant, Tributary Capital Management, LLC, and Charles Schwab & Co., Inc. dated April 17, 2006 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 32 on Form N-1A filed July 30, 2008).

(h)(11)
Schedule 1 to the Services Agreement between the registrant, Tributary Capital Management, LLC, and Charles Schwab & Co., Inc. dated December 20, 2011 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(12)
Operating Agreement between the registrant and Charles Schwab & Co., Inc. dated April 17, 2006 (incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 32 on Form N-1A filed July 30, 2008).

(h)(13)
Services Agreement between Tributary Capital Management, LLC, FNB Fund Advisers, Northern Lights Distributors, LLC, National Financial Services LLC, Fidelity Brokerage Services LLC, and Fidelity Investments Institutional Operations Company, Inc. dated August 1, 2009 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(14)
Amendment to Services Agreement between Tributary Capital Management, LLC, Northern Lights Distributors, LLC, National Financial Services LLC, Fidelity Brokerage Services LLC, and Fidelity Investments Institutional Operations Company, Inc. dated May 3, 2010 (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 35 on Form N-1A filed July 29, 2010).

(h)(15)
Amendment to Services Agreement between Tributary Capital Management, LLC, Northern Lights Distributors, LLC, National Financial Services LLC, Fidelity Brokerage Services LLC, and Fidelity Investments Institutional Operations Company, Inc. dated August 1, 2013 (incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(16)
Operating Agreement between the registrant, Northern Lights Distributors, LLC, Tributary Capital Management, LLC, and Vanguard Marketing Corporation dated October 4, 2013 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(17)
Operations Agreement between Northern Lights Distributors, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated September 4, 2013 (incorporated by reference to Exhibit (h)(16) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(18)
No-Load Fund Services Agreement between Northern Lights Distributors, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated September 4, 2013 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(19)
Fee Based Supplemental Agreement between Northern Lights Distributors, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated September 4, 2013 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(20)
Compensation Letter Agreement between Tributary Capital Management, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated July 9, 2013 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(21)
Acknowledgment of Obligations and Agreement between the registrant, Tributary Capital Management, LLC and Northern Lights Distributors, LLC dated July 24, 2013 (incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(22)
Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Ascensus, Incorporated under an Administrative Services Plan) dated October 1, 2014 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(23)
Eighth Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Fidelity under an Operating Agreement) dated October 1, 2014 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(24)
Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated under an Operations Agreement) dated October 1, 2014 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(25)
Second Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Charles Schwab & Co., Inc. under an Operating Agreement) dated October 1, 2014 (incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(26)
Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Vanguard Marketing Corporation under an Operating Agreement) dated October 1, 2014 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(27)
Order Processing Agreement between the registrant and J.P. Morgan Clearing Corp. dated December 6, 2011 (incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(28)
Shareholder Serving Agreement between Tributary Capital Management LLC and J.P. Morgan Chase Bank dated July 1, 2013 (incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(29)
Supplement to Mutual Fund Sales Agreement for Servicing Fee among the registrant, Raymond James, and Northern Lights Distributor LLC dated January 12, 2015 (incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(30)
TD Ameritrade Trust Company Shareholder Service Agreement among the registrant, TD Ameritrade Company, and Tributary Capital Management, LLC dated April 29, 2015 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(30)
Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated December 21, 2009 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(31)
Amendment to Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated December 21, 2011 (incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(32)
Amendment to Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated October 1, 2013 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(33)
Amendment to Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated April 1, 2014 (incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(34)
Indemnification Agreement between the registrant and Stephen Frantz dated August 19, 2010 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(35)
Indemnification Agreement between the registrant and John McCartney dated August 19, 2010 (incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(36)
Indemnification Agreement between the registrant and Gary Parker dated August 19, 2010 (incorporated by reference to Exhibit (h)(21) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(37)
Indemnification Agreement between the registrant and Robert Reed dated August 19, 2010 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(38)
Indemnification Agreement between the registrant and Rodney Ruehle dated August 19, 2010 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(39)
Indemnification Agreement between the registrant and Daniel Koors dated August 19, 2010 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(40)
Indemnification Agreement between the registrant and Emily Bennett dated June 17, 2013 (incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(h)(41)
Indemnification Agreement between the registrant and Karen Buiter dated May 7, 2014 (incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(42)
Indemnification Agreement between the registrant and Angela Burke dated June 24, 2014 (incorporated by reference to Exhibit (h)(36) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(43)
Indemnification Agreement between the registrant and Stephen C. Wade dated February 21, 2017 (incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(44)
Indemnification Agreement between the registrant and David F. Larrabee dated February 21, 2017 (incorporated by reference to Exhibit (h)(44) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(45)
Indemnification Agreement between the registrant and Brittany A. Fahrenkrog dated February 21, 2017 (incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(46)
Indemnification Agreement between the registrant and Gino Malaspina dated February 21, 2017 (incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(47)
Expense Waiver Agreement between registrant and Tributary Capital Management, LLC dated August 1, 2014 (incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(47)(i)	Form of Amendment to Expense Waiver Agreement between registrant and Tributary Capital Management, LLC is filed herewith.
(h)(48)
Expense Waiver Agreement between registrant and First National Fund Advisors dated August 1, 2014 (incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(49)
Amendment to Expense Waiver Agreement between registrant and First National Fund Advisors dated November 17, 2015 (incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 48 on Form N-1A filed December 30, 2015).

(h)(50)
Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by J.P. Morgan Clearing Corporation, under an Order Processing Agreement and a Networking Fee Addendum to the Order Processing Agreement) dated May 24, 2016 (incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(51)
Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Wells Fargo Advisors, LLC, under a Selling Agreement, Omnibus Agreement, Networking Agreement Addendum, and Supplement to Dealer Sales Agreement) dated July 1, 2016 (incorporated by reference to Exhibit (h)(47) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(52)
Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by UBS Financial Services, Inc., under a Sub-Accounting and Administrative Services Agreement and a Selling Agreement) dated May 24, 2016 (incorporated by reference to Exhibit (h)(48) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(53)
Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Raymond James Financial Services, Inc., under a Supplement to Mutual Fund Sales Agreement for Servicing Fee) dated August 17, 2015 (incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(54)
Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Pershing LLC, under an Operating Agreement) dated May 24, 2016 (incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(55)
Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by TD Ameritrade Trust Company  under a Shareholder Service Agreement) dated August 17, 2015 (incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(56)
Administrative Services Plan and Servicing Agreement by and between the registrant and PNC Investments, LLC (incorporated by reference to Exhibit (h)(52) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(57)
Operating Agreement between the registrant, Northern Lights Distributors, LLC, and Pershing LLC dated May 18, 2009 (incorporated by reference to Exhibit (h)(57) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(58)
Addendum to Operating Agreement between the registrant,  Tributary Capital Management, LLC, Northern Lights Distributors, LLC, and Pershing LLC dated February 15, 2017 (incorporated by reference to Exhibit (h)(58) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(59)
Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Pershing LLC under an Operating Agreement) dated May 24, 2016 (incorporated by reference to Exhibit (h)(59) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(60)
Second Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Pershing LLC under an Operating Agreement) dated February 21, 2017 (incorporated by reference to Exhibit (h)(60) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(i)(1)	Opinion of Husch Blackwell LLP (incorporated by reference to Exhibit (i)(1) to Post-Effective Amendment No. 48 on Form N-1A filed December 30, 2015).
(i)(2)	Consent of Husch Blackwell LLP filed herewith.
(j)(1)	None
(j)(2)
Limited Power of Attorney on behalf of  Messrs. Parker, McCartney, and Reed, directors of the registrant, dated May 27, 2015 (incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(j)(2)(i)
Limited Power of Attorney on behalf of  Mr. Larrabee, director of the registrant, (incorporated by reference to Exhibit (j)(2)(i) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(j)(2)(ii)	Limited Power of Attorney on behalf of Ms. Fahrenkrog, director of the registrant, is filed herewith.
(m)(1)
Amended and Restated Distribution Plan — Tributary Funds: Class A Shares dated August 19, 2010 (incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(n)
Second Amended and Restated Rule 18f-3 Multi-Class Plan of the registrant dated August 1, 2011(incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(o)	Not applicable.
(p)(1)	Code of Ethics of the registrant (incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).
(p)(2)	Code of Ethics of First National Fund Advisers and Tributary Capital Management, (incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).
(p)(3)	Code of Ethics of Northern Lights Distributors, LLC (incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

Sections 21-20,103 and 20,108 of the Nebraska Business Corporation Act allow indemnification of officers and directors of the registrant under circumstances set forth therein. The registrant has made such indemnification mandatory. Reference is made to Articles VII(D) and IX of the registrant’s Amended and Restated Articles of Incorporation and Article XIII of registrant’s Amended and Restated Bylaws.

The general effect of such provision is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines, and reasonable expenses including attorneys’ fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments, penalties, fines, and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; and (5) in the case of directors, officers, and employees of the corporation, such persons reasonably believed that the conduct was in the best interest of the corporation, or in the case of directors, officers, or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee, or agent of the corporation or any person serving as such at the request of the corporation against any liability of such person.

Nevertheless, the Amended and Restated Articles of Incorporation prohibit any indemnification that would be in violation of Section 17(b) of the Investment Company Act of 1940, as now enacted or hereafter amended and the Amended and Restated Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence, and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification by the registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the registrant by such director, officer, or controlling person and the U.S. Securities and Exchange Commission is still of the same opinion, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the indemnification provisions contained in the registrant’s Articles and Bylaws, the registrant has entered into indemnification agreements with each of its officers and directors. In addition to these indemnification agreements, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Underwriting Agreement, Fund Accounting and Co-Administration Agreement, and Domestic Custody Agreement. Finally, the registrant has also included in its Amended and Restated Articles of Incorporation a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty by such directors. Pursuant to Neb. Rev. Stat. Section 21-2018(2)(d) , such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a dividend or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the registrant or its shareholders.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Tributary Capital Management, LLC (“Tributary”), a wholly owned subsidiary of First National Bank of Omaha, a wholly owned subsidiary of First National of Nebraska, Inc. (“First National”), is the investment adviser to each of the investment portfolios of the registrant. First National and its affiliates provide a full range of financial and trust services to businesses, individuals, and government entities. First National and its affiliates serve Nebraska, as well as other areas of the Midwest.

To the knowledge of registrant, none of the directors or officers of Tributary is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature, except that certain officers and directors of Tributary also hold positions with Tributary’s parent, First National, or its subsidiaries or affiliates.

Management of Tributary Capital Management, LLC

Name & Address	Principal Occupation
Mark A. Wynegar 1620 Dodge Street Stop 1089 Omaha, Nebraska, 68197	President (09/22/2016 to present)

ITEM 32. PRINCIPAL UNDERWRITERS.

Item 32(a)

Northern Lights Distributors, LLC ("NLD"), the principal underwriter of the registrant, also acts as principal underwriter for the following: AdvisorOne Funds, Arrow ETF Trust, Arrow DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, BlueArc Multi-Strategy Fund, Centerstone Investors Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Hays Series Trust, Miller Investment Trust, Mutual Fund Series Trust, Mutual Fund and Variable Insurance Trust, Nile Capital Investment Trust, Neiman Funds, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Two Roads Shared Trust and Vertical Capital Income Fund.

Item 32(b)

NLD is registered with U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, NE 68130. To the best of registrant’s knowledge, the following are the managers and officers of NLD:

Managers and Officers of Northern Lights Distributors, LLC

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Fund
Brian Nielsen 17605 Wright Street Omaha, Nebraska 68130	Manager, Chief Executive Officer, and Secretary	None
Daniel Applegarth 17605 Wright Street Omaha, Nebraska 68130	Treasurer/FINOP	None
Mike Nielsen 17605 Wright Street Omaha, Nebraska 68130	Chief Compliance Officer and AML Compliance Officer	None
Bill Wostoupal 17605 Wright Street Omaha, Nebraska 68130	President	None
Bill Strait 17605 Wright Street Omaha, Nebraska 68130	General Counsel	None

Item 32(c). Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Registrant are located, in whole or in part, at the office of the registrant, 1620 Dodge Street, Stop 1089, Omaha, NE 68197, and the following locations:

First National of Nebraska, Inc., One First National Center, Omaha, NE 68102
Tributary Capital Management, LLC, 1620 Dodge Street, Stop 1089, Omaha, NE 68197
Office of the Co-Administrator, 3 Canal Plaza, Suite 600, Portland, ME 04101
Office of the Transfer Agent, 333 West 11th Street, Kansas City, MO 64105
MUFG Union Bank, N.A., 350 California Street, San Francisco, CA 94104
First National Fund Advisers, 215 West Oak Street, Fort Collins, CO 80521
First National Fund Advisers, 14010 FNB Parkway, Omaha, NE 68154
Iron Mountain Incorporated, 1601 Leavenworth, Omaha, NE 68102

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 25th day of August, 2017.

Tributary Funds, Inc.

By:	/s/ Stephen C. Wade
Name:	Stephen C. Wade
Title:	President
Date:	August 25, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Stephen C. Wade
Stephen C. Wade	President and Chairman of the Board of Directors	August 25, 2017

/s/ Karen Shaw
Karen Shaw	Treasurer	August 25, 2017

*/s/ Gino Malaspina
John J. McCartney	Director	August 25, 2017

*/s/ Gino Malaspina
Gary D. Parker	Director	August 25, 2017

*/s/ Gino Malaspina
Robert A. Reed	Director	August 25, 2017

*/s/ Gino Malaspina
David F. Larrabee	Director	August 25, 2017

*/s/ Gino Malaspina
Brittany A. Fahrenkrog	Director	August 25, 2017

/s/ Gino Malaspina
*By: Gino Malaspina	Attorney-in-Fact	August 25, 2017

*	Gino Malaspina signs this document on behalf of each of the foregoing persons pursuant to the Limited Power of Attorney.

EXHIBIT INDEX

(a)	Articles of Amendment and Fourth Amended and Restated Articles of Incorporation of the registrant dated August 24, 2017 is filed herewith.
(d)(1)(i)	Form of Amendment to Investment Advisory Agreement between the registrant and Tributary Capital Management, LLC is filed herewith.
(h)(47)(i)	Form of Amendment to Expense Waiver Agreement between registrant and Tributary Capital Management, LLC is filed herewith.
(i)(2)	Consent of Husch Blackwell LLP filed herewith.
(j)(2)(ii)	Limited Power of Attorney on behalf of Ms. Fahrenkrog, director of the registrant, is filed herewith.